UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06395

Dreyfus AMT-Free New York Municipal Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	07/31/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Cash Management Funds

SEMIANNUAL REPORT July 31, 2018

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

Dreyfus AMT-Free Tax Exempt Cash Management

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds	The Funds

LETTERS TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for the Dreyfus Cash Management Funds (Taxable) covers the six-month period ended July 31, 2018. Over the reporting period, these funds achieved the following annualized yields and, taking into account the effects of compounding, the following annualized effective yields:1,2

	Annualized Yield (%)	Annualized Effective Yield (%)
Dreyfus Cash Management[3]
Institutional Shares	1.88	1.90
Investor Shares	1.63	1.64
Administrative Shares	1.78	1.80
Dreyfus Government Cash Management[4]
Institutional Shares	1.57	1.58
Investor Shares	1.31	1.32
Administrative Shares	1.46	1.47
Participant Shares	1.16	1.17
Dreyfus Government Securities Cash Management[4]
Institutional Shares	1.52	1.53
Investor Shares	1.27	1.28
Administrative Shares	1.42	1.43
Participant Shares	1.12	1.13
Dreyfus Treasury & Agency Cash Management[4]
Institutional Shares	1.54	1.55
Investor Shares	1.29	1.30
Administrative Shares	1.44	1.45
Participant Shares	1.14	1.15
Dreyfus Treasury Securities Cash Management[4]
Institutional Shares	1.52	1.53
Investor Shares	1.27	1.27
Administrative Shares	1.42	1.43
Participant Shares	1.12	1.12

Yields of money market instruments climbed during the reporting period in response to higher short-term interest rates from the Federal Reserve Board (the “Fed”).

Short-Term Interest Rates Moved Higher

Sentiment remained positive during the reporting period as investors and monetary policymakers anticipated above-trend economic and employment growth to continue, in part, due to tax rate reductions passed in December 2017. In February, the employment report exceeded expectations, with 324,000 jobs added, well above the consensus estimate of 205,000. Labor force participation also improved, rising from 62.7% to 63.0%. While this increase did cause the unemployment rate to tick up slightly, the return of discouraged workers to the employment pool was a welcome development.

In March, the headline change in nonfarm payrolls came in at 155,000, but February’s gain was revised upward, and unemployment hovered close to 4.0%, leading most economists to believe that the underlying trend was still strong. Most other economic indicators were also sending positive signals.

The unemployment rate in April broke through the 4.0% level, coming in at 3.9%, as the economy generated 175,000 nonfarm jobs. First-quarter GDP came in at 2.2%, down from fourth-quarter 2017, but economists noted that the first quarter has been relatively soft for several years.

The positive jobs picture continued in May, as nonfarm payrolls grew by 268,000 and the unemployment rate dipped further, to 3.8%. Most other economic indicators, including the purchasing managers’ survey and retail sales, confirmed the economy’s underlying expansionary trend.

Job growth continued in June as 208,000 jobs were added during the month. The unemployment rate rose to 4.0%, but many economists indicated this was primarily driven by an increase in the labor participation rate.

The Fed continued to tighten monetary policy in June, raising the target rate for federal funds by 25 basis points to 1.75% to 2.00%, as expected. And in their forecasts, members of the Federal Open Market Committee (FOMC) indicated they expect two additional increases of a quarter point before year-end.

Employment growth softened somewhat in July, as the jobs report fell short of recent months. Nonfarm payrolls grew by an estimated 147,000, but the trend was strong enough to suggest that the long-running economic expansion still had room to run. Job creation for the prior two months was revised upwards by a total of 59,000, and the unemployment rate slipped to 3.9%. As expected, GDP for the second quarter came in at a strong 4.1%, with both business and consumer spending showing solid increases.

Additional Rate Hikes Expected

The Fed took no action at its meeting on August 1 but did signal that further interest-rate increases should be expected later in the year. With core inflation near the Fed’s 2.0% target and the economy moving ahead, the Fed will continue to take the opportunity to move the overnight federal funds rate closer to neutral, which many observers consider to be 3.00% to 3.50%. However, Fed governors will be patient and continue to move rates up in a gradual manner. The Fed also continued to unwind its balance sheet through the sale of U.S. government securities.

In this rising interest-rate environment, we have maintained the funds’ weighted average maturities in ranges that are modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Annualized yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

3 You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

4 You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

Sincerely,

Patricia A. Larkin

Chief Investment Officer of BNY Mellon Cash Investment Strategies

August 15, 2018

Dear Shareholder:

We are pleased to present the semiannual report for the Dreyfus Cash Management Funds (Tax Exempt). For the six-month period ended July 31, 2018, these tax-exempt money market funds achieved the following annualized yields and annualized effective yields:1

	Annualized Yield (%)	Annualized Effective Yield (%)
Dreyfus AMT-Free Municipal Cash Management Plus[2,3]
Institutional Shares	1.05	1.06
Investor Shares	0.81	0.81
Dreyfus AMT-Free New York Municipal Cash Management[3]
Institutional Shares	1.04	1.05
Investor Shares	0.80	0.80
Dreyfus AMT-Free Tax Exempt Cash Management[4]
Institutional Shares	1.09	1.10
Investor Shares	0.85	0.86

Despite two hikes in the federal funds target rate by the Federal Reserve Board (the “Fed”), yields of municipal money market instruments decreased slightly during the reporting period, largely as a result of strong demand and a relative scarcity of new supply.

Strong Demand Pushed Yields Lower

The surge in issuance at year-end 2017 resulted in a relative drought of newly issued municipal instruments during much of the reporting period. The lack of new supply, combined with large coupon payments, pushed yields on fixed note rates lower. Demand continued to be strong for shorter maturities due to the continued flattening of the yield curve and anticipated future federal funds rate increases.

The Securities Industry and Financial Markets Association (SIFMA) Index reached a high of 1.81% in April, due to annual tax season outflows, and declined toward the end of the reporting period as demand strengthened and reinvestment cash entered the market. (The SIFMA Index is a weekly high-grade index produced by Bloomberg LP and comprised of seven-day tax-exempt variable rate demand notes.) The index averaged 1.30% during the reporting period.

In contrast to last year at this time, when many states missed important budgetary deadlines, every state with a fiscal year beginning on July 1 has enacted a budget. To a large extent, the budget process was facilitated this year by strong revenue growth resulting from robust job creation and an expanding economy. Burgeoning tax collections are also prompting states to continue to bolster rainy day funds in preparation for a future economic slowdown.

Key municipal issues to be monitored include the impact of the federal tax law changes on state and local finances, Medicaid expansion, infrastructure financing options, the implementation of tax collections from online sales and the response to legalized sports betting opportunities.

Maintaining a Prudent Investment Posture

In this rising interest-rate environment, most municipal money market funds have maintained short weighted average maturities, with a focus on liquidity. The funds were no exception, as we set their weighted average maturities in a range that is consistent with industry averages.

We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Continued Tightening Anticipated

The Federal Open Market Committee (FOMC) increased the federal funds rate twice during the reporting period, raising the target rate to a range of 1.75% to 2.00%. But at its August meeting, the FOMC left U.S. interest rates unchanged, making another hike likely in September. The committee expects that further increases will be gradual and will be consistent with a sustained expansion of economic activity, strong labor market conditions, and inflation near the committee’s 2% objective. The Fed also has continued to “normalize” its balance sheet through the sale of U.S. government securities.

In light of these developments and the market’s ongoing adjustment to the new tax laws, we intend to emphasize liquidity in order to capture higher yields as short-term rates rise. In addition, we believe that a focus on preservation of capital and liquidity remains the prudent course for the funds’ management.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Annualized yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice.

3 You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

4 You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

Sincerely,

Colleen Meehan
Senior Portfolio Manager
August 15, 2018

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2018 to July 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2018
	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management
Expenses paid per $1,000†	$.50	$1.74	$1.00	-
Ending value (after expenses)	$1.009.70	$1,008.30	$1,009.10	-
Annualized expense ratio (%)	.10	.35	.20	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.85	$2.09	$1.34	$2.83
Ending value (after expenses)	$1,007.80	$1,006.50	$1,007.30	$1,005.80
Annualized expense ratio (%)	.17	.42	.27	.57
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.05	$2.29	$1.54	$3.03
Ending value (after expenses)	$1,007.60	$1,006.30	$1,007.10	$1,005.60
Annualized expense ratio (%)	.21	.46	.31	.61
Dreyfus Treasury & Agency Cash Management
Expenses paid per $1,000†	$.95	$2.19	$1.44	$2.93
Ending value (after expenses)	$1,007.70	$1,006.40	$1,007.20	$1,005.70
Annualized expense ratio (%)	.19	.44	.29	.59
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$1.05	$2.29	$1.54	$3.03
Ending value (after expenses)	$1,007.60	$1,006.30	$1,007.10	$1,005.60
Annualized expense ratio (%)	.21	.46	.31	.61
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$1.49	$2.53	-	-
Ending value (after expenses)	$1,005.20	$1,004.00	-	-
Annualized expense ratio (%)	.30	.51	-	-
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$1.59	$2.88	-	-
Ending value (after expenses)	$1,005.20	$1,003.90	-	-
Annualized expense ratio (%)	.32	.58	-	-
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$1.14	$2.34	-	-
Ending value (after expenses)	$1,005.40	$1,004.20	-	-
Annualized expense ratio (%)	.23	.47	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2018
	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management
Expenses paid per $1,000†	$.50	$1.76	$1.00	-
Ending value (after expenses)	$1,024.30	$1,023.06	$1,023.80	-
Annualized expense ratio (%)	.10	.35	.20	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.85	$2.11	$1.35	$2.86
Ending value (after expenses)	$1,023.95	$1,022.71	$1,023.46	$1,021.97
Annualized expense ratio (%)	.17	.42	.27	.57
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.05	$2.31	$1.56	$3.06
Ending value (after expenses)	$1,023.75	$1,022.51	$1,023.26	$1,021.77
Annualized expense ratio (%)	.21	.46	.31	.61
Dreyfus Treasury & Agency Cash Management
Expenses paid per $1,000†	$.95	$2.21	$1.45	$2.96
Ending value (after expenses)	$1,023.85	$1,022.61	$1,023.36	$1,021.87
Annualized expense ratio (%)	.19	.44	.29	.59
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$1.05	$2.31	$1.56	$3.06
Ending value (after expenses)	$1,023.75	$1,022.51	$1,023.26	$1,021.77
Annualized expense ratio (%)	.21	.46	.31	.61
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$1.51	$2.56	-	-
Ending value (after expenses)	$1,023.31	$1,022.27	-	-
Annualized expense ratio (%)	.30	.51	-	-
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$1.61	$2.91	-	-
Ending value (after expenses)	$1,023.21	$1,021.92	-	-
Annualized expense ratio (%)	.32	.58	-	-
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$1.15	$2.36	-	-
Ending value (after expenses)	$1,023.65	$1,022.46	-	-
Annualized expense ratio (%)	.23	.47	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
July 31, 2018 (Unaudited)

Dreyfus Cash Management
Description	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 34.5%
BNP Paribas S.A. (Yankee)
2.33%, 11/23/18	100,000,000		100,009,820
Cooperatieve Rabobank (Yankee)
2.26%, 8/9/18, 1 Month LIBOR + .16%	155,000,000	[a]	155,011,206
Credit Suisse AG (Yankee)
2.40%, 8/1/18	75,000,000		75,000,983
Lloyds Bank PLC (Yankee)
2.30%, 10/23/18	150,000,000		150,026,820
Mitsubishi UFJ Trust And Banking Corp/NY (Yankee)
2.03%, 8/7/18	75,000,000	[b]	75,000,428
Mizuho Bank Ltd./NY (Yankee)
2.28%, 9/6/18	125,000,000	[b]	125,030,775
Mizuho Bank Ltd./NY (Yankee)
2.30%, 10/22/18	190,000,000	[b]	190,028,272
MUFG Bank Ltd (Yankee)
2.40%, 8/20/18	75,000,000		75,016,043
Norinchukin Bank/NY (Yankee)
1.93%, 8/1/18	276,000,000		275,999,972
Norinchukin Bank/NY (Yankee)
1.93%, 8/2/18	70,000,000		69,999,972
Oversea-Chinese Banking Corp. Ltd (Yankee)
2.39%, 8/6/18, 1 Month LIBOR + .30%	200,000,000	[a]	200,040,160
Skandinaviska Enskilda Banken AB/NY (Yankee)
2.27%, 8/24/18, 1 Month LIBOR + .20%	100,000,000	[a,b]	100,007,470
Sumitomo Mitsui Banking Corp/NY (Yankee)
2.29%, 9/14/18	75,000,000	[b]	75,023,663
Sumitomo Mitsui Banking Corp/NY (Yankee)
2.39%, 8/2/18, 1 Month LIBOR + .30%	90,000,000	[a,b]	90,020,835
Sumitomo Mitsui Banking Corp/NY (Yankee)
2.45%, 1/25/19	175,000,000	[b]	174,981,327
Sumitomo Mitsui Trust Bank Ltd./NY (Yankee)
2.28%, 8/3/18	35,000,000	[b]	35,000,942
Sumitomo Mitsui Trust Bank Ltd./NY (Yankee)
2.30%, 10/17/18	125,000,000	[b]	125,030,200
Sumitomo Mitsui Trust Bank Ltd./NY (Yankee)
2.33%, 8/29/18, 1 Month LIBOR + .26%	30,000,000	[a,b]	30,005,391
Wells Fargo Bank NA (Yankee)
2.32%, 8/13/18, 1 Month LIBOR + .25%	100,000,000	[a]	100,041,700
Wells Fargo Bank NA (Yankee)
2.33%, 8/6/18, 1 Month LIBOR + .24%	100,000,000	[a]	100,036,680
Wells Fargo Bank NA (Yankee)
2.34%, 8/30/18, 1 Month LIBOR + .27%	100,000,000	[a]	100,058,990
Wells Fargo Bank NA (Yankee)
2.51%, 8/24/18, 3 Month LIBOR + .18%	40,000,000	[a]	39,996,484
Total Negotiable Bank Certificates of Deposit (cost $2,460,999,866)			2,461,368,133

Commercial Paper - 23.3%

Bedford Row Funding Corp.
2.44%, 8/3/18, 1 Month LIBOR + .35%	100,000,000	[a,b]	100,057,730
Bedford Row Funding Corp.
2.50%, 8/16/18, 1 Month LIBOR + .43%	100,000,000	[a,b]	100,078,660
Bedford Row Funding Corp.
2.61%, 9/20/18, 3 Month LIBOR + .29%	75,000,000	[a,b]	75,084,532

Dreyfus Cash Management (continued)
Description	Principal Amount ($)		Value ($)
Commercial Paper - 23.3% (continued)
Collateralized Commercial Paper Co., LLC
2.39%, 8/6/18, 1 Month LIBOR + .30%	75,000,000	[a,b]	75,026,017
Collateralized Commercial Paper II Co LLC
2.50%, 10/1/18, 3 Month LIBOR + .16%	74,000,000	[a,b]	73,999,660
Commonwealth Bank of Australia
2.26%, 8/3/18, 1 Month LIBOR + .17%	95,000,000	[a,b]	95,002,432
DBS Bank Ltd
2.33%, 11/20/18	172,000,000	[b]	170,731,792
Erste Abwicklungsanstalt
2.29%, 8/27/18	100,000,000	[b]	99,847,380
ING (US) Funding LLC
1.93%, 8/1/18	150,000,000		149,991,780
ING US Funding LLC
2.38%, 8/20/18, 1 Month LIBOR + .30%	170,000,000	[a]	170,057,324
JP Morgan Securities LLC
2.49%, 10/1/18, 3 Month LIBOR + .15%	75,000,000	[a,b]	74,992,875
Landesbank Hessen-thüringen Gz
2.28%, 10/9/18	60,000,000	[b]	59,755,818
Lloyds Bank PLC
2.39%, 8/6/18, 3 Month LIBOR + .03%	150,000,000	[a]	150,003,780
Societe Generale
2.29%, 8/31/18	75,000,000	[b]	74,872,515
Toyota Motor Credit Corp.
2.25%, 8/27/18	50,000,000		49,927,550
Westpac Banking Corp.
2.28%, 8/1/18, 1 Month LIBOR + .19%	50,000,000	[a,b]	50,006,685
Westpac Banking Corp.
2.50%, 8/8/18, 1 Month LIBOR + .40%	95,000,000	[a,b]	95,133,541
Total Commercial Paper (cost $1,664,126,547)			1,664,570,071

Asset-Backed Commercial Paper - 12.3%

Alpine Securitization LLC
2.38%, 9/28/18	250,000,000	[b,c]	249,104,350
Antalis S.A.
2.33%, 10/5/18	154,730,000	[b,c]	154,111,034
Atlantic Asset Securitization LLC
2.36%, 9/12/18	125,000,000	[b,c]	124,686,462
Collateralized Commercial Paper Co., LLC
2.04%, 8/1/18	75,000,000	[b,c]	74,995,935
LMA Americas LLC
2.21%, 8/8/18	89,000,000	[b,c]	88,961,356
LMA Americas LLC
2.30%, 10/18/18	100,000,000	[c]	99,506,030
Matchpoint Finance PLC
2.29%, 9/4/18	75,000,000	[b,c]	74,843,813
Matchpoint Finance PLC
2.32%, 8/1/18	10,000,000	[b,c]	9,999,431
Total Asset-Backed Commercial Paper (cost $876,086,825)			876,208,411

Time Deposits - 17.1%

Australia & New Zealand Banking Group (Grand Cayman)
1.90%, 8/1/18	150,000,000		150,000,000
DZ Bank AG
1.90%, 8/1/18	100,000,000		100,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Cash Management (continued)
Description	Principal Amount ($)	Value ($)
Time Deposits - 17.1% (continued)
Landesbank Hessen-thüringen Gz
1.91%, 8/1/18	150,000,000	150,000,000
Nordea AB/NY
1.90%, 8/1/18	342,000,000	342,000,000
NRW. Bank (London)
1.92%, 8/1/18	235,000,000	235,000,000
Skandinaviska Enskilda Banken AB/NY (Grand Cayman)
1.90%, 8/1/18	240,000,000	240,000,000
Total Time Deposits (cost $1,217,000,000)		1,217,000,000

Repurchase Agreements - 12.8%

ABN AMRO Bank
Tri-Party Agreement thru BNY Mellon, 1.99%, dated 7/31/18, due 8/1/18 in the amount of $80,004,422 (fully collateralized by $150,918 Agency Collateralized Mortgage Obligations, Interest Only, due 3/15/45, value $69,160, $83,545,349 Agency Mortgage-Backed Securities, Interest Only, due 7/1/24-11/1/47, value $71,117,135 and $10,301,600 U.S. Treasuries, 1%-3.13%, due 11/30/18-11/15/41, value $10,417,645)	80,000,000	80,000,000
BNP Paribas
Tri-Party Agreement thru BNY Mellon, 2.10%, dated 7/31/18, due 8/1/18 in the amount of $50,002,917 (fully collateralized by $3,803,222 Asset-Backed Securities, 2.40%-5.70%, due 6/17/24-4/25/37, value $3,181,798 and $45,092,250 Corporate Debt Securities, 5.75%-9.25%, due 3/15/24-3/1/25, value $49,256,420)	50,000,000	50,000,000
BNP Paribas
Tri-Party Agreement thru BNY Mellon, 2.04%, dated 7/31/18, due 8/1/18 in the amount of $90,005,100 (fully collateralized by $90,538,000 Corporate Debt Securities, 2.05%-7.13%, due 2/1/19-6/1/77, value $92,700,337)	90,000,000	90,000,000
Citigroup Global Markets Holdings Inc.
Tri-Party Agreement thru BNY Mellon, 2.03%, dated 7/31/18, due 8/1/18 in the amount of $300,016,917 (fully collateralized by $7,818,770,548 Agency Collateralized Mortgage Obligation, Interest Only, due 6/25/19-12/25/56, value $224,690,537, $110,766,847 Agency Mortgage-Backed Securities, Interest Only, due 8/1/25-7/20/48, value $70,873,168 and $28,944,460 U.S. Treasuries, 0%-4.25%, due 5/15/32-2/15/44, value $22,919,103)	300,000,000	300,000,000
HSBC Securities
Tri-Party Agreement thru JPMorgan Chase Bank, 2.01%, dated 7/31/18, due 8/1/18 in the amount of $75,004,188 (fully collateralized by $1,000 Agency Debentures and Agency Strips,0% , due 7/15/23, value $858 , $7,541 Agency Mortgage-Backed Securities, Interest Only, due 10/1/22, value $59 and $77,995,636 Corporate Debt Securities, 1.88%-9.25%, due 5/15/19-12/29/99, value $78,749,858)	75,000,000	75,000,000
Merrill Lynch & Co. Inc.
Tri-Party Agreement thru BNY Mellon, 2.11%, dated 7/31/18, due 8/1/18 in the amount of $320,018,756 (fully collateralized by $939,682,785 Asset-Backed Securities, Interest Only, due 5/17/21-1/17/73, value $257,838,083, $1,883,637,696 Private Label Collateralized Mortgage Obligations, Interest Only, due 10/7/30-7/16/60, value $85,465,858 and $250,000 Other Instrument (collateralized debt obligation), 0%, due 5/8/42, value $127,873)	320,000,000	320,000,000
Total Repurchase Agreements (cost $915,000,000)		915,000,000
Total Investments (cost $7,133,213,238)	100.0%	7,134,146,615
Cash and Receivables (Net)	.0%	27,680
Net Assets	100.0%	7,134,174,295

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities amounted to $2,941,421,321 or 41.23% of net assets.

c Security is a discount security. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
Banking	77.9
Repurchase Agreements	12.8
Finance	5.4
Financial Services	2.2
Asset-Backed/MultiSeller Programs	1.7
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Government Agencies - 43.7%
Federal Farm Credit Bank:
8/1/18, EFFR - .01%	1.90	350,000,000	[a]	350,000,000
8/1/18, EFFR + .05%	1.92	150,000,000	[a]	150,000,000
8/1/18, FCPR - 3.08%	1.92	100,000,000	[a]	100,000,000
8/1/18, EFFR + .01%	1.92	200,000,000	[a]	200,000,000
8/1/18, FCPR - 3.08%	1.92	265,000,000	[a]	264,983,974
8/1/18, FCPR - 3.08%	1.93	200,000,000	[a]	199,988,814
8/1/18, FCPR - 3.06%	1.93	135,000,000	[a]	135,011,417
8/1/18, FCPR - 3.08%	1.93	60,000,000	[a]	59,996,710
8/1/18, FCPR - 3.08%	1.93	97,000,000	[a]	96,994,416
8/1/18, FCPR - 3.08%	1.93	75,000,000	[a]	74,992,794
8/1/18, FCPR - 3.05%	1.96	100,000,000	[a]	99,993,960
8/1/18, FCPR - 3.03%	1.97	100,000,000	[a]	99,998,082
8/1/18, FCPR - 3.04%	1.97	100,000,000	[a]	99,996,510
8/1/18, 1 Month LIBOR - .07%	2.03	395,000,000	[a]	394,984,520
8/1/18, EFFR + .17%	2.10	15,000,000	[a]	14,999,533
8/1/18, FCPR - 2.90%	2.10	155,000,000	[a]	155,000,000
8/1/18, 1 Month LIBOR + .05%	2.14	200,000,000	[a]	199,997,460
8/1/18, FCPR - 2.83%	2.17	100,000,000	[a]	100,000,000
8/1/18, FCPR - 2.85%	2.17	100,000,000	[a]	99,999,503
8/1/18, FCPR - 2.83%	2.18	125,000,000	[a]	124,998,552
8/1/18, FCPR - 2.83%	2.18	150,000,000	[a]	149,997,391
8/1/18, FCPR - 2.83%	2.18	250,000,000	[a]	249,995,100
8/3/18, 1 Month LIBOR - .09%	2.01	150,000,000	[a]	149,993,014
8/3/18, 1 Month LIBOR + .05%	2.14	244,450,000	[a]	244,450,000
8/4/18, 1 Month LIBOR - .06%	2.04	105,000,000	[a]	104,996,336
8/5/18, 1 Month LIBOR + .05%	2.14	200,000,000	[a]	200,000,000
8/6/18, 1 Month LIBOR - .04%	2.05	100,000,000	[a]	100,000,000
8/8/18, 1 Month LIBOR + .04%	2.14	275,000,000	[a]	274,996,241
8/10/18, 1 Month LIBOR + .04%	2.05	160,000,000	[a]	160,033,565
8/12/18, 1 Month LIBOR - .05%	2.03	92,000,000	[a]	91,982,040
8/13/18, 1 Month LIBOR - .03%	2.04	100,000,000	[a]	100,000,000
8/14/18, 1 Month LIBOR - .02%	2.05	300,000,000	[a]	300,000,000
8/15/18, 1 Month LIBOR - .09%	1.99	150,000,000	[a]	150,000,000
8/15/18, 1 Month LIBOR + .15%	2.03	80,200,000	[a]	80,292,867
8/17/18, 1 Month LIBOR - .05%	2.03	250,000,000	[a]	249,998,338
8/19/18, 1 Month LIBOR + .07%	2.15	200,000,000	[a]	200,000,000
8/23/18, 1 Month LIBOR - .05%	2.04	200,000,000	[a]	199,983,088
8/24/18, 1 Month LIBOR - .09%	1.98	89,865,000	[a]	89,865,000
8/24/18, 1 Month LIBOR - .04%	2.03	100,000,000	[a]	99,998,133
8/24/18, 1 Month LIBOR - .03%	2.05	350,000,000	[a]	349,987,433
8/25/18, 1 Month LIBOR - .04%	2.03	400,000,000	[a]	400,000,000
8/27/18, 1 Month LIBOR + .03%	2.11	225,000,000	[a]	224,999,156
9/16/18, 3 Month LIBOR - .17%	2.18	40,000,000	[a]	39,996,435
Federal Home Loan Bank:
8/1/18, 1 Month LIBOR - .05%	2.05	200,000,000	[a]	199,995,752
8/3/18	1.90	20,000,000	[b]	19,997,894
8/3/18, 1 Month LIBOR - .09%	2.01	175,000,000	[a]	175,000,000
8/4/18, 1 Month LIBOR - .07%	2.03	225,000,000	[a]	225,000,000
8/5/18, 1 Month LIBOR - .05%	2.05	225,000,000	[a]	225,000,000
8/6/18, 1 Month LIBOR FLAT	2.09	300,000,000	[a]	300,000,000
8/7/18, 1 Month LIBOR - .05%	2.06	110,000,000	[a]	109,997,606
8/8/18, 1 Month LIBOR - .07%	1.97	250,000,000	[a]	250,000,000
8/8/18, 3 Month LIBOR - .36%	2.00	570,000,000	[a]	570,000,000

Dreyfus Government Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Government Agencies - 43.7% (continued)
Federal Home Loan Bank: (continued)
8/8/18, 1 Month LIBOR - .07%	2.03	750,000,000	[a]	750,000,000
8/8/18, 1 Month LIBOR - .13%	2.03	250,000,000	[a]	250,000,000
8/8/18, 1 Month LIBOR - .07%	2.03	250,000,000	[a]	250,000,000
8/9/18, 1 Month LIBOR - .06%	2.05	500,000,000	[a]	500,000,000
8/9/18, 1 Month LIBOR + .03%	2.13	100,000,000	[a]	100,000,000
8/10/18	1.90	70,150,000	[b]	70,116,766
8/10/18, 1 Month LIBOR - .13%	1.96	200,000,000	[a]	200,000,000
8/10/18, 3 Month LIBOR - .19%	2.17	250,000,000	[a]	250,000,000
8/12/18, 1 Month LIBOR - .13%	1.94	450,000,000	[a]	450,000,000
8/12/18, 1 Month LIBOR - .07%	2.00	344,750,000	[a]	344,750,000
8/13/18, 1 Month LIBOR - .08%	1.99	200,000,000	[a]	200,000,000
8/13/18, 3 Month LIBOR - .23%	2.12	190,750,000	[a]	190,753,658
8/14/18	1.89	44,100,000	[b]	44,069,902
8/15/18	1.93	491,000,000	[b]	490,633,827
8/17/18	1.93	1,161,000,000	[b]	1,160,011,344
8/17/18, 1 Month LIBOR - .09%	1.98	500,000,000	[a]	500,000,000
8/18/18, 1 Month LIBOR - .06%	2.02	25,000,000	[a]	25,000,000
8/18/18, 1 Month LIBOR - .03%	2.05	200,000,000	[a]	200,000,000
8/19/18, 1 Month LIBOR - .07%	2.01	200,000,000	[a]	200,000,000
8/20/18	1.91	250,000,000	[b]	249,749,306
8/21/18, 1 Month LIBOR - .12%	1.94	200,000,000		200,014,764
8/26/18, 1 Month LIBOR - .12%	1.95	100,000,000	[a]	100,000,000
8/27/18, 1 Month LIBOR + .05%	2.13	200,000,000	[a]	200,000,000
8/28/18, 1 Month LIBOR - .12%	1.95	250,000,000	[a]	250,000,000
8/28/18, 1 Month LIBOR - .07%	2.01	200,000,000	[a]	200,000,000
8/31/18	1.92	45,000,000	[b]	44,928,187
9/6/18	1.92	18,000,000	[b]	17,965,530
9/7/18	1.92	325,220,000	[b]	324,580,136
9/11/18	1.92	70,000,000	[b]	69,847,731
9/14/18	1.92	1,131,020,000	[b]	1,128,369,193
9/14/18, 3 Month LIBOR - .13%	2.22	200,000,000	[a]	199,997,589
9/19/18	1.93	300,000,000	[b]	299,216,000
9/21/18	1.93	200,000,000	[b]	199,456,000
9/22/18, 3 Month LIBOR - .28%	2.12	1,000,000,000	[a]	1,000,000,000
9/22/18, 3 Month LIBOR - .21%	2.12	1,000,000,000	[a]	1,000,000,000
9/26/18, 3 Month LIBOR - .25%	2.10	125,000,000	[a]	124,999,049
9/26/18, 3 Month LIBOR - .24%	2.10	350,000,000	[a]	350,000,000
9/28/18, 3 Month LIBOR - .33%	2.01	740,000,000	[a]	740,000,000
10/3/18	1.96	46,000,000	[b]	45,842,622
10/9/18, 3 Month LIBOR - .34%	2.00	500,000,000	[a]	500,000,000
10/10/18, 3 Month LIBOR - .33%	2.00	650,000,000	[a]	650,000,000
10/13/18, 3 Month LIBOR - .32%	2.13	500,000,000	[a]	500,000,000
10/16/18	1.96	500,000,000	[b]	497,941,667
10/19/18, 3 Month LIBOR - .32%	2.03	500,000,000	[a]	500,000,000
10/19/18, 3 Month LIBOR - .32%	2.03	500,000,000	[a]	500,000,000
10/22/18	1.97	50,000,000	[b]	49,777,347
10/24/18	1.99	50,000,000	[b]	49,768,417
10/25/18, 3 Month LIBOR - .21%	2.13	300,000,000	[a]	300,000,000
10/29/18, 3 Month LIBOR - .21%	2.13	200,000,000	[a]	200,000,000
11/1/18, 1 Month LIBOR - .13%	2.06	500,000,000	[a]	500,000,000
11/1/18, 3 Month LIBOR - .21%	2.06	500,000,000	[a]	500,000,000
Federal Home Loan Mortgage Corp.:
9/19/18	1.92	830,000,000	[b,c]	827,842,230
9/25/18	1.93	1,000,000,000	[b,c]	997,066,667

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Government Agencies - 43.7% (continued)
Overseas Private Investment Corp.:
8/7/18, 3 Month U.S. T-BILL FLAT	1.96	15,000,000	[a]	15,000,000
8/7/18, 3 Month U.S. T-BILL FLAT	2.00	53,600,000	[a]	53,600,000
8/7/18, 3 Month U.S. T-BILL FLAT	2.00	50,000,000	[a]	50,000,000
8/7/18, 3 Month U.S. T-BILL FLAT	2.00	10,000,000	[a]	10,000,000
8/7/18, 3 Month U.S. T-BILL FLAT	2.03	25,000,000	[a]	25,000,000
Tennessee Valley Authority:
8/7/18	1.90	100,000,000	[b]	99,968,333
8/14/18	1.91	75,000,000	[b]	74,948,460
Total U.S. Government Agencies (cost $29,129,706,359)				29,129,706,359

U.S. Treasury Bills - 4.3%
8/23/18	1.85	70,000,000	[b]	69,921,503
11/23/18	2.10	1,250,000,000	[b]	1,241,766,667
1/10/19	2.12	1,085,000,000	[b]	1,074,760,249
1/17/19	2.17	500,000,000	[b]	494,968,729
Total U.S. Treasury Bills (cost $2,881,417,148)				2,881,417,148

U.S. Treasury Floating Rate Notes - 1.3%
8/1/18, 3 Month U.S. T-BILL FLAT	2.01	553,000,000	[a]	552,699,020
8/1/18, 3 Month U.S. T-BILL + .17%	2.14	300,000,000	[a]	300,007,509
Total U.S. Treasury Floating Rate Notes (cost $852,706,529)				852,706,529

U.S. Treasury Notes - .3%
8/31/18 (cost $200,018,720)	1.35	200,000,000		200,018,720

Repurchase Agreements - 52.7%
ABN AMRO Bank	1.91	110,000,000		110,000,000
Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $110,005,836 (fully collateralized by $113,046,142 U.S. Treasuries, 1%-3.13%, due 11/30/18-8/15/44, value $112,200,004)
ABN AMRO Bank	1.94	500,000,000		500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $500,026,944 (fully collateralized by $1,149,909,562 Agency Mortgage-Backed Securities, Interest Only, due 10/15/41-1/20/48, value $376,639,904 and $134,415,357 U.S. Treasuries, 1%-3.13%, due 11/30/18-11/15/41, value $133,360,146)

Bank of Nova Scotia	1.91	300,000,000		300,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $300,015,917 (fully collateralized by $593,349,614 Agency Mortgage-Backed Securities, Interest Only, due 9/1/24-4/1/48, value $306,000,001)

Barclays Bank	1.91	1,250,000,000		1,250,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $1,250,066,319 (fully collateralized by $1,188,380,600 U.S. Treasuries (including strips), 0%-8.75%, due 10/31/18-5/15/48, value $1,275,000,031)

BNP Paribas	1.91	650,000,000		650,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $650,034,486 (fully collateralized by $644,944,494 U.S. Treasuries (including strips), 0%-7.25%, due 8/16/18-2/15/48, value $663,000,066)

Dreyfus Government Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Repurchase Agreements - 52.7% (continued)
CIBC (NEW YORK)	1.91	1,100,000,000	1,100,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $1,100,058,361 (fully collateralized by $1,123,380,400 U.S. Treasuries (including strips), 0%-3.63%, due 1/24/19-5/15/47, value $1,122,000,079)

Citigroup Global Markets Holdings Inc.	1.92	250,000,000	250,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $250,013,333 (fully collateralized by $17,090,000 Agency Debentures and Agency Strips, 0%-5.98%, due 10/15/18-9/15/65, value $16,637,374, $6,098,000 Agency Mortgage-Backed Securities, 1.35%, due 2/3/21, value $6,125,154 and $210,841,300 U.S. Treasuries, 2.50%-8.75%, due 5/15/20-2/15/46, value $232,237,473)

Credit Agricole CIB	1.92	1,762,000,000	1,762,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $1,762,093,973 (fully collateralized by $1,805,698,252 U.S. Treasuries (including strips), 0%-8.75%, due 8/2/18-5/15/48, value $1,797,240,004)

Credit Agricole CIB	1.94	300,000,000	300,000,000
Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $300,016,167 (fully collateralized by $305,654,700 U.S. Treasuries, 2.25%, due 3/31/20, value $306,000,090)
Deutsche Bank	1.92	1,830,000,000	1,830,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $1,830,097,600 (fully collateralized by $2,099,373,140 U.S. Treasuries (including strips), 0%-6.75%, due 9/30/18-2/15/48, value $1,866,600,043)

Goldman Sachs & Co.	1.91	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/7/18 in the amount of $500,185,694 (fully collateralized by $18,706,101 Agency Collateralized Mortgage Obligations, Interest Only, due 10/15/41-4/15/47, value $1,525,973 and $557,776,383 Agency Mortgage-Backed Securities, Interest Only, due 3/1/20-6/1/48, value $508,558,804)

HSBC USA Inc.	1.91	900,000,000	900,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/26/18, due 8/2/18 in the amount of $900,334,250 (fully collateralized by $1,358,307,778 U.S. Treasuries (including strips), 0%-5.50%, due 8/31/22-2/15/47, value $918,000,018)

HSBC USA Inc.	1.92	1,000,000,000	1,000,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/31/18, due 8/1/18 in the amount of $1,000,053,333 (fully collateralized by $506,004,000 Agency Debentures and Agency Strips, 0%-2.09%, due 8/1/18-7/15/32, value $456,133,789, $1,072,259,968 Agency Mortgage-Backed Securities, Interest Only, due 6/20/42-1/20/45, value $368,781,847 and $236,557,849 U.S. Treasuries (including strips), 0%-2.25%, due 6/30/19-2/15/35, value $195,084,376)

JPMorgan Chase & Co.	1.91	700,000,000	700,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/31/18, due 8/1/18 in the amount of $700,037,139 (fully collateralized by $751,407,000 U.S. Treasuries, 1.63%-2.13%, due 9/30/22-5/15/26, value $714,005,029)

JPMorgan Chase & Co.	1.93	650,000,000	650,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 7/31/18, due 8/1/18 in the amount of $650,034,847 (fully collateralized by $909,254,693 Agency Mortgage-Backed Securities, Interest Only, due 11/1/26-8/1/48, value $663,003,379)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Repurchase Agreements - 52.7% (continued)
Merrill Lynch & Co. Inc.	1.95	875,000,000	[d]	875,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 11/3/18 in the amount of $875,047,396 (fully collateralized by $43,813,207 Agency Collateralized Mortgage Obligations, Interest Only, due 8/15/48-8/25/48, value $7,285,614 and $2,675,128,178 Agency Mortgage-Backed Securities, Interest Only, due 4/1/23-1/1/57, value $885,619,143), U.S. Overnight Bank Funding Rate + .04%

Merrill Lynch & Co. Inc.	1.93	550,000,000		550,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $550,029,486 (fully collateralized by $20,253,491,456 Agency Collateralized Mortgage Obligations, Interest Only, due 4/15/20-7/20/68, value $411,010,487 and $190,088,457 Agency Mortgage-Backed Securities, Interest Only, due 11/1/36-5/1/48, value $172,823,429)

Mitsubishi UFJ Securities(CAN)	1.91	1,700,000,000		1,700,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $1,700,090,194 (fully collateralized by $1,737,437,500 U.S. Treasuries, 0.50%-4.50%, due 1/31/19-2/15/47, value $1,734,000,001)

Mitsubishi UFJ Securities(CAN)	1.93	400,000,000		400,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $400,021,444 (fully collateralized by $2,774,969,089 Agency Mortgage-Backed Securities, Interest Only, due 8/1/24-5/20/48, value $407,510,911 and $513,700 U.S. Treasuries, 0.50%-3%, due 11/15/26-11/15/45, value $489,177)

Natixis New York	2.08	100,000,000	[d]	100,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 9/4/18 in the amount of $100,005,769 (fully collateralized by $493,558,786 Agency Collateralized Mortgage Obligations, Interest Only, due 2/15/24-6/16/57, value $34,820,842, $178,331,525 Agency Debentures and Agency Strips, Interest Only, due 8/1/28-12/1/45, value $14,238,085, $52,728,729 Agency Mortgage-Backed Securities, 2.81%-4.50%, due 11/1/24-5/20/48, value $54,407,891 and $492,600 U.S. Treasuries (including strips), 0%-2.63%, due 8/23/18-11/15/27, value $467,673), 1 Month LIBOR FLAT

Natixis New York	1.91	3,000,000,000		3,000,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/26/18, due 8/2/18 in the amount of $3,001,114,167 (fully collateralized by $3,098,299,533 U.S. Treasuries (including strips), 0%-8.75%, due 8/31/18-8/15/46, value $3,060,000,016)

Natixis New York	1.91	1,100,000,000		1,100,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $1,100,058,361 (fully collateralized by $1,122,055,660 U.S. Treasuries (including strips), 0%-3.88%, due 11/8/18-2/15/47, value $1,122,000,021)

Nomura Securities International Inc.	1.92	850,000,000		850,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $850,317,333 (fully collateralized by $884,786,638 U.S. Treasuries (including strips), 0%-7.63%, due 8/16/18-5/15/48, value $867,000,000)

Nomura Securities International Inc.	1.93	3,250,000,000		3,250,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $3,250,174,236 (fully collateralized by $31,932 Agency Collateralized Mortgage Obligations, Interest Only, due 10/15/23, value $.11, $9,950,504,592 Agency Mortgage-Backed Securities, Interest Only, due 12/1/18-6/20/68, value $2,888,460,644 and $433,138,500 U.S. Treasuries (including strips), 0%-2.88%, due 8/16/18-11/15/47, value $426,539,422)

Dreyfus Government Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Repurchase Agreements - 52.7% (continued)
Nomura Securities International Inc.	1.94	750,000,000	750,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/7/18 in the amount of $750,282,917 (fully collateralized by $23,264 Agency Collateralized Mortgage Obligations, Interest Only, due 10/15/23, value $.08, $6,399,000 Agency Debentures and Agency Strips, 4.25%-6.63%, due 11/15/30-9/15/65, value $8,467,568, $1,028,820,448 Agency Mortgage-Backed Securities, Interest Only, due 1/1/19-7/20/68, value $728,540,121 and $28,051,192 U.S. Treasuries (including strips), 0%-3%, due 9/6/18-11/15/44, value $27,992,311)

Prudential Insurance	1.94	534,296,250	534,296,250
dated 7/31/18, due 8/1/18 in the amount of $534,325,043 (fully collateralized by $878,000,000 U.S. Treasuries (including strips), 0%-3%, due 3/15/21-11/15/45, value $544,982,175)
Prudential Legacy Insurance Company of New Jersey	1.94	159,943,750	159,943,750
dated 7/31/18, due 8/1/18 in the amount of $159,952,369 (fully collateralized by $285,000,000 U.S. Treasuries (including strips), 0%, due 2/15/29-2/15/45, value $163,142,625)
RBC Dominion Securities	1.91	700,000,000	700,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $700,037,139 (fully collateralized by $710,494,400 U.S. Treasuries (including strips), 0%-4.38%, due 9/27/18-11/15/47, value $714,000,023)

RBC Dominion Securities	1.93	1,500,000,000	1,500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $1,500,080,417 (fully collateralized by $178,539,395 Agency Collateralized Mortgage Obligations, Interest Only, due 5/15/33-4/15/54, value $53,552,310, $1,803,910,169 Agency Mortgage-Backed Securities, Interest Only, due 8/1/39-6/20/48, value $1,431,155,194 and $50,663,000 U.S. Treasuries (including strips), 0%-2.75%, due 3/31/20-8/15/24, value $48,267,625)

Royal Bank of Canada	1.93	3,500,000,000	3,500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $3,500,187,639 (fully collateralized by $4,879,975,169 Agency Collateralized Mortgage Obligations, Interest Only, due 4/25/23-12/25/57, value $393,315,638, $2,935,000 Agency Debentures and Agency Strips, 0%, due 9/17/18, value $2,927,457, $5,661,690,727 Agency Mortgage-Backed Securities, Interest Only, due 8/1/22-3/15/57, value $1,004,823,800 and $2,155,064,600 U.S. Treasuries, 0.13%-4.50%, due 4/15/19-5/15/46, value $2,190,784,077)

UBS Securities LLC	1.93	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $500,026,806 (fully collateralized by $503,245,500 U.S. Treasuries (including strips), 0%-8.75%, due 8/2/18-11/15/47, value $510,000,072)

Wells Fargo Securities LLC	1.91	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/9/18, due 8/9/18 in the amount of $500,822,361 (fully collateralized by $18,706,101 Agency Collateralized Mortgage Obligations, Interest Only, due 10/15/41-4/15/47, value $1,525,973 and $557,776,383 Agency Mortgage-Backed Securities, Interest Only, due 3/1/20-6/1/48, value $508,558,804)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Repurchase Agreements - 52.7% (continued)
Wells Fargo Securities LLC	1.93	3,300,000,000	3,300,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $3,300,176,917 (fully collateralized by $1,387,346,834 Agency Collateralized Mortgage Obligations, Interest Only, due 4/25/36-9/25/47, value $61,841,227, $13,709,431 Agency Debentures, Interest Only, due 10/15/37-4/1/42, value $4,808,308 and $3,469,804,662 Agency Mortgage-Backed Securities, Interest Only, due 5/1/24-7/1/48, value $3,302,786,089)

Total Repurchase Agreements (cost $35,071,240,000)			35,071,240,000
Total Investments (cost $68,135,088,756)		102.3%	68,135,088,756
Liabilities, Less Cash and Receivables		(2.3%)	(1,563,734,842)
Net Assets		100.0%	66,571,353,914

EFFR—Effective Federal Funds Rate

FCPR—Farm Credit Prime Rate

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security is a discount security. Income is recognized through the accretion of discount.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of July 31, 2018 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2018, these securities amounted to $975,000,000 or 1.46% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	52.7
Federal Home Loan Bank	29.6
Federal Farm Credit Bank	10.9
U. S. Treasury Bills	4.3
Federal Home Loan Mortgage Corp.	2.7
U.S. Treasury Floating Rate Notes	1.3
Finance	.5
U.S. Treasury Notes	.3
102.3

† Based on net assets.

See notes to financial statements.

Dreyfus Government Securities Cash Management
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Government Agencies - 75.8%
Federal Farm Credit Bank:
8/1/18, FCPR - 3.08%	1.92	25,000,000	[a]	24,998,488
8/1/18, FCPR - 3.05%	1.95	45,000,000	[a]	45,000,000
8/1/18, 1 Month LIBOR - .07%	2.03	5,000,000	[a]	4,999,804
8/1/18, FCPR - 2.89%	2.08	100,000,000	[a]	100,046,603
8/1/18, EFFR + .17%	2.10	25,000,000	[a]	24,999,222
8/3/18, 1 Month LIBOR - .09%	2.01	50,000,000	[a]	49,997,671
8/3/18, 1 Month LIBOR - .06%	2.04	20,000,000	[a]	19,999,329
8/3/18, 1 Month LIBOR + .05%	2.14	30,000,000	[a]	30,000,000
8/15/18, 1 Month LIBOR + .15%	2.02	10,000,000	[a]	10,011,884
8/24/18, 1 Month LIBOR - .04%	2.03	50,000,000	[a]	49,999,067
8/29/18, 1 Month LIBOR + .07%	2.14	50,000,000	[a]	49,999,172
9/16/18, 3 Month LIBOR - .17%	2.18	20,000,000	[a]	19,998,215
Federal Home Loan Bank:
8/1/18	1.78	585,794,000	[b]	585,794,000
8/8/18	1.90	145,500,000	[b]	145,446,234
8/9/18, 1 Month LIBOR - .08%	2.02	100,000,000	[a]	100,000,000
8/10/18, 1 Month LIBOR - .07%	2.02	50,000,000	[a]	50,000,000
8/12/18, 1 Month LIBOR - .13%	1.94	25,000,000	[a]	25,000,000
8/15/18	1.90	115,720,000	[b]	115,634,496
8/17/18	1.90	15,215,000	[b]	15,202,152
8/19/18, 1 Month LIBOR - .07%	2.01	25,000,000	[a]	25,000,000
8/23/18, 1 Month LIBOR - .04%	2.04	25,000,000	[a]	25,000,674
8/24/18	1.90	100,900,000	[b]	100,777,841
8/26/18, 1 Month LIBOR - .12%	1.95	100,000,000	[a]	100,000,000
8/28/18, 1 Month LIBOR - .06%	2.00	5,000,000	[a]	5,000,277
9/4/18	1.91	325,000,000	[b]	324,414,917
9/7/18	1.92	200,000,000	[b]	199,606,361
9/18/18	1.94	150,000,000	[b]	149,614,000
9/26/18, 3 Month LIBOR - .25%	2.10	25,000,000	[a]	24,999,810
10/3/18	1.95	100,000,000	[b]	99,659,625
10/9/18, 3 Month LIBOR - .34%	2.00	75,000,000	[a]	75,000,000
10/24/18	1.99	100,600,000	[b]	100,134,054
10/30/18, 3 Month LIBOR - .28%	2.06	100,000,000	[a]	100,000,000
12/14/18	2.08	102,300,000	[b]	101,509,509
Tennessee Valley Authority:
8/7/18	1.87	681,155,000	[b]	680,942,653
Total U.S. Government Agencies (cost $3,578,786,058)				3,578,786,058

U.S. Treasury Bills - 26.9%
8/2/18	1.82	36,000,000	[b]	35,998,180
8/23/18	1.91	88,000,000	[b]	87,897,553
8/30/18	1.90	200,000,000	[b]	199,704,444
9/20/18	1.91	200,000,000	[b]	199,472,222
11/1/18	2.00	250,000,000	[b]	248,742,431
11/23/18	2.10	100,000,000	[b]	99,341,334
12/17/18	2.10	100,000,000	[b]	99,144,889
1/10/19	2.11	150,000,000	[b]	148,592,625
1/17/19	2.17	150,000,000	[b]	148,489,562
Total U.S. Treasury Bills (cost $1,267,383,240)				1,267,383,240

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Securities Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Treasury Floating Rate Notes - 3.2%
8/1/18, 3 Month U.S. T-BILL FLAT	1.99	25,000,000	[a]	24,994,687
8/1/18, 3 Month U.S. T-BILL + .05%	2.02	50,000,000	[a]	50,001,875
8/1/18, 3 Month U.S. T-BILL + .06%	2.03	25,000,000	[a]	25,001,225
8/1/18, 3 Month U.S. T-BILL + .17%	2.14	50,000,000	[a]	50,001,251
Total U.S. Treasury Floating Rate Notes (cost $149,999,038)				149,999,038

U.S. Treasury Notes - 3.7%
8/31/18	1.90	85,000,000		84,969,052
9/30/18	1.90	90,000,000		89,914,742
Total U.S. Treasury Notes (cost $174,883,794)				174,883,794
Total Investments (cost $5,171,052,130)		109.6%		5,171,052,130
Liabilities, Less Cash and Receivables		(9.6%)		(451,203,123)
Net Assets		100.0%		4,719,849,007

EFFR—Effective Federal Funds Rate

FCPR—Farm Credit Prime Rate

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security is a discount security. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
Federal Home Loan Bank	52.3
U.S. Treasury Bills	26.9
Tennessee Valley Authority	14.4
Federal Farm Credit Bank	9.1
U.S. Treasury Notes	3.7
U.S. Treasury Floating Rate Notes	3.2
109.6

† Based on net assets.

See notes to financial statements.

Dreyfus Treasury & Agency Cash Management
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Treasury Bills - 17.2%
8/30/18	1.90	150,000,000	[a]	149,778,333
9/20/18	1.91	302,000,000	[a]	301,203,056
9/27/18	1.93	251,000,000	[a]	250,240,934
12/6/18	2.10	1,000,000,000	[a]	992,669,277
12/20/18	2.09	500,000,000	[a]	495,946,250
1/10/19	2.11	500,000,000	[a]	495,291,875
1/17/19	2.17	750,000,000	[a]	742,451,919
Total U.S. Treasury Bills (cost $3,427,581,644)				3,427,581,644

U.S. Treasury Floating Rate Notes - 21.0%
8/1/18, 3 Month U.S. T-BILL FLAT	2.00	852,000,000	[b]	851,744,859
8/1/18, 3 Month U.S. T-BILL + .05%	2.01	625,000,000	[b]	625,135,179
8/1/18, 3 Month U.S. T-BILL + .04%	2.01	300,000,000	[b]	300,014,864
8/1/18, 3 Month U.S. T-BILL + .03%	2.01	379,000,000	[b]	378,987,890
8/1/18, 3 Month U.S. T-BILL + .06%	2.03	100,000,000	[b]	100,004,899
8/1/18, 3 Month U.S. T-BILL + .07%	2.04	375,000,000	[b]	375,017,352
8/1/18, 3 Month U.S. T-BILL + .14%	2.07	1,555,000,000	[b]	1,555,379,999
Total U.S. Treasury Floating Rate Notes (cost $4,186,285,042)				4,186,285,042

U.S. Treasury Notes - 13.1%
8/31/18	1.80	1,622,500,000		1,622,035,863
9/30/18	1.90	82,000,000		81,836,919
9/30/18	1.93	345,000,000		344,658,030
10/31/18	1.94	562,991,000		561,281,028
Total U.S. Treasury Notes (cost $2,609,811,840)				2,609,811,840

Repurchase Agreements - 49.5%
ABN AMRO Bank	1.91	240,000,000		240,000,000
Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $240,012,733 (fully collateralized by $246,646,128 U.S. Treasuries, 1%-3.13%, due 11/30/18-8/15/44, value $244,800,008)
ABN AMRO Bank	1.94	150,000,000		150,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $150,008,083 (fully collateralized by $344,972,869 Agency Mortgage-Backed Securities, Interest Only, due 10/15/41-1/20/48, value $112,991,971 and $40,324,607 U.S. Treasuries, 1%-3.13%, due 11/30/18-11/15/41, value $40,008,044)

Barclays Bank PLC	1.91	700,000,000		700,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $700,037,139 (fully collateralized by $727,171,100 U.S. Treasuries (including strips), 0%-8.88%, due 8/2/18-8/15/47, value $714,000,087)

BNP Paribas	1.91	250,000,000		250,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/7/18 in the amount of $250,092,847 (fully collateralized by $237,651,000 U.S. Treasuries (including strips), 0%-7.50%, due 8/16/18-2/15/46, value $255,000,007)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury & Agency Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Repurchase Agreements - 49.5% (continued)
BNP Paribas	1.91	635,000,000	635,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $635,033,690 (fully collateralized by $677,990,823 U.S. Treasuries (including strips), 0%-7.50%, due 8/16/18-8/15/46, value $647,700,009)

CIBC/NY	1.91	200,000,000	200,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $200,010,611 (fully collateralized by $207,435,600 U.S. Treasuries, 1.38%-3.63%, due 4/30/20-11/15/46, value $204,000,051)

Citigroup Global Markets Holdings Inc.	1.80	450,000,000	450,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $450,022,500 (fully collateralized by $468,846,600 U.S. Treasuries (including strips), 0%-2.38%, due 12/6/18-8/15/24, value $459,000,062)

Citigroup Global Markets Holdings Inc.	1.91	200,000,000	200,000,000
Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $200,010,611 (fully collateralized by $208,018,200 U.S. Treasuries, 1%-2.75%, due 11/30/19-7/31/23, value $204,000,036)
Credit Agricole CIB	1.92	1,772,000,000	1,772,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $1,772,094,507 (fully collateralized by $1,815,946,256 U.S. Treasuries (including strips), 0%-8.75%, due 8/2/18-5/15/48, value $1,807,440,004)

Deutsche Bank	1.92	1,000,000,000	1,000,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $1,000,053,333 (fully collateralized by $1,815,946,256 U.S. Treasuries (including strips), 0%-4.38%, due 8/31/18-2/15/46, value $1,020,000,038)

Merrill Lynch & Co. Inc.	1.92	120,000,000	120,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $120,006,400 (fully collateralized by $148,580,043 Agency Mortgage-Backed Securities, 4% due 6/20/47, value $122,400,001)

Natixis New York Branch	1.91	1,500,000,000	1,500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/26/18, due 8/2/18 in the amount of $1,500,557,083 (fully collateralized by $1,549,149,767 U.S. Treasuries (including strips), 0%-8.75%, due 8/31/18-11/15/46, value $1,530,000,008)

Natixis New York Branch	1.91	300,000,000	300,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $300,015,917 (fully collateralized by $306,015,180 U.S. Treasuries (including strips), 0%-3.88%, due 11/8/18-2/15/47, value $306,000,006)

Nomura Securities International Inc.	1.92	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/7/18 in the amount of $500,186,667 (fully collateralized by $524,655,862 U.S. Treasuries (including strips), 0%-3.63%, due 8/15/18-5/15/48, value $510,000,008)

Prudential Insurance	1.94	232,225,000	232,225,000
dated 7/31/18, due 8/1/18 in the amount of $232,225,000 (fully collateralized by $490,000,000 U.S. Treasuries (including strips), 0%, due 11/15/35-8/15/43, value $236,869,500)
Prudential Legacy Insurance Company of New Jersey	1.94	190,500,000	190,500,000
dated 7/31/18, due 8/1/18 in the amount of $190,500,000 (fully collateralized by $445,000,000 U.S. Treasuries (including strips), 0%, due 8/15/45-2/15/45, value $194,310,000)

Dreyfus Treasury & Agency Cash Management (continued)
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Repurchase Agreements - 49.5% (continued)
RBC Dominion Securities	1.91	200,000,000	200,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $200,010,611 (fully collateralized by $201,243,200 U.S. Treasuries, 0.63%-4.50%, due 1/15/19-11/15/47, value $204,000,018)

UBS Securities LLC	1.93	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $500,026,806 (fully collateralized by $489,381,900 U.S. Treasuries (including strips), 0%-8.75%, due 8/9/18-5/15/48, value $510,000,099)

Wells Fargo Securities LLC	1.91	700,000,000	700,000,000

Tri-Party Agreement thru BNY Mellon, dated 7/31/18, due 8/1/18 in the amount of $700,037,139 (fully collateralized by $706,953,400 U.S. Treasuries (including strips), 0%-7.50%, due 8/16/18-2/15/48, value $714,000,052)

Total Repurchase Agreements (cost $9,839,725,000)			9,839,725,000
Total Investments (cost $20,063,403,526)		100.8%	20,063,403,526
Liabilities, Less Cash and Receivables		(.8%)	(160,014,586)
Net Assets		100.0%	19,903,388,940

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	49.5
U.S. Treasury Floating Rate Notes	21.0
U. S. Treasury Bills	17.2
U.S. Treasury Notes	13.1
100.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury Securities Cash Management
Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Treasury Bills - 77.0%
8/2/18	1.79	863,000,000	[a]	862,957,084
8/9/18	1.85	1,847,000,000	[a]	1,846,243,510
8/16/18	1.88	5,100,000,000	[a]	5,096,021,979
8/23/18	1.90	5,372,000,000	[a]	5,365,800,547
8/30/18	1.87	249,000,000	[a]	248,626,915
9/6/18	1.86	253,000,000	[a]	252,531,390
9/13/18	1.92	1,551,000,000	[a]	1,547,467,622
9/20/18	1.92	1,050,000,000	[a]	1,047,220,486
9/27/18	1.91	500,000,000	[a]	498,495,833
10/11/18	1.96	1,050,000,000	[a]	1,045,961,875
10/18/18	1.96	1,000,000,000	[a]	995,796,667
10/25/18	1.98	2,510,000,000	[a]	2,498,306,243
11/1/18	1.96	150,000,000	[a]	149,252,500
12/20/18	2.09	1,250,000,000	[a]	1,239,865,625
1/10/19	2.11	1,000,000,000	[a]	990,589,375
1/17/19	2.15	437,000,000	[a]	432,640,621
1/31/19	2.18	400,000,000	[a]	395,642,111
Total U.S. Treasury Bills (cost $24,513,420,383)				24,513,420,383

U.S. Treasury Floating Rate Notes - 21.1%
8/1/18, 3 Month U.S. T-Bill FLAT	2.00	700,000,000	[b]	699,779,815
8/1/18, 3 Month U.S. T-BILL + .06%	2.01	850,000,000	[b]	850,232,709
8/1/18, 3 Month U.S. T-BILL + .03%	2.01	850,000,000	[b]	849,950,804
8/1/18, 3 Month U.S. T-BILL + .05%	2.01	1,100,000,000	[b]	1,100,183,132
8/1/18, 3 Month U.S. T-BILL + .04%	2.02	375,000,000	[b]	374,989,100
8/1/18, 3 Month U.S. T-BILL + .07%	2.04	700,000,000	[b]	700,026,337
8/1/18, 3 Month U.S. T-BILL + .14%	2.09	1,130,000,000	[b]	1,130,182,690
8/1/18, 3 Month U.S. T-BILL + .17%	2.13	1,000,000,000	[b]	1,000,053,427
Total U.S. Treasury Floating Rate Notes (cost $6,705,398,014)				6,705,398,014

U.S. Treasury Notes - 3.3%
8/15/18	1.86	420,000,000		419,857,347
8/31/18	1.88	130,000,000		129,954,638
10/31/18	2.03	300,000,000		299,022,316
11/30/18	2.08	207,000,000		206,247,441
Total U.S. Treasury Notes (cost $1,055,081,742)				1,055,081,742
Total Investments (cost $32,273,900,139)		101.4%		32,273,900,139
Liabilities, Less Cash and Receivables		(1.4%)		(448,305,146)
Net Assets		100.0%		31,825,594,993

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	77.0
U.S. Treasury Floating Rate Notes	21.1
U.S. Treasury Notes	3.3
101.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Municipal Cash Management Plus
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 98.8%
Arizona - 1.6%
Tender Option Bond Trust Receipts (Series 2016-XM0304) 7/1/2020, (Mesa, Excise Tax Revenue Obligations) (Liquidity Facility; Royal Bank of Canada)	1.00	8/7/18	1,265,000	[a,b,c]	1,265,000
Connecticut - 2.0%
Tender Option Bond Trust Receipts (Series 2017-YX1077) 1/1/2036, Revenue Bonds (Liquidity Facility; Barclays Bank PLC)	1.00	8/7/18	1,555,000	[a,b,c]	1,555,000
Delaware - 4.1%
Delaware, GO Notes	2.00	8/1/18	200,000		200,000
Delaware Health Facilities Authority, Revenue Bonds (Christiana Care Health Services)	0.99	8/7/18	3,000,000	[a]	3,000,000
		3,200,000
Florida - .3%
Palm Beach County School District, TANS	3.00	8/30/18	230,000		230,211
Iowa - 4.0%
Iowa Finance Authority, Revenue Bonds (YMCA and Rehabilitation Center Project) (LOC; Bank of America)	1.03	8/7/18	3,085,000	[a]	3,085,000
Louisiana - 4.6%
Saint James Parish, Revenue Bonds (Nustar Logistics LP Project) (LOC; Bank of Nova Scotia)	0.98	8/7/18	3,550,000	[a]	3,550,000
Maryland - 7.5%
Baltimore County, GO Notes	5.00	8/1/18	400,000		400,000
Bel Air, EDR (Harford Day School Facility) (LOC; Branch Banking and Trust Co.)	0.97	8/7/18	3,335,000	[a]	3,335,000
Maryland Economic Development Corporation, EDR (Blind Industries and Services of Maryland Project) (LOC; Bank of America)	1.11	8/7/18	2,100,000	[a]	2,100,000
		5,835,000
Massachusetts - 5.6%
Melrose, GO Notes, Refunding	2.50	11/16/18	1,350,000		1,354,153
Needham, BAN	2.00	8/1/18	3,000,000		3,000,000
		4,354,153
Missouri - 8.9%
RIB Floater Trust (Series 2017-010), (Health & Education Facilities Authority, Revenue Bonds (SSM Health Care)) (Insured; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	0.99	8/7/18	6,900,000	[a,b,c]	6,900,000
New York - 10.9%
New York City, GO Notes (LOC; Mizuho Bank, Ltd.)	1.50	8/1/18	2,000,000	[a]	2,000,000
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Liquidity Facility; Northern Trust Company)	1.35	8/1/18	1,500,000	[a]	1,500,000
Tender Option Bond Trust Receipts (Series 2016-ZM0129) 9/15/2023, (New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds (General Purpose)) (Liquidity Facility; Royal Bank of Canada)	0.97	8/7/18	2,000,000	[a,b,c]	2,000,000

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 98.8% (continued)
New York - 10.9% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF0623) 11/15/2042, (Liquidity Facility; TD Bank NA)	1.06	8/7/18	1,200,000	[a,b,c]	1,200,000
Tompkins County Industrial Development Agency, Civic Facility Revenue Bonds (Community Development Properties Ithaca, Inc. Project) (LOC; M&T Trust)	1.04	8/7/18	1,765,000	[a]	1,765,000
		8,465,000
North Carolina - 3.9%
North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Refunding (FirstHealth of the Carolinas Project) (Liquidity Facility; Branch Banking and Trust Co.)	0.92	8/7/18	3,045,000	[a]	3,045,000
Ohio - 5.9%
Hamilton County, EDR (Boys/Girls Clubs of Greater Cincinnati, Inc. Project) (LOC; PNC Bank NA)	1.07	8/7/18	1,475,000	[a]	1,475,000
Ohio, GO Notes	4.00	9/15/18	500,000		501,626
Tender Option Bond Trust Receipts (Series 2018-YX1079) 9/1/2025, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC and LOC; Barclays Bank PLC)	1.09	8/7/18	2,180,000	[a,b,c]	2,180,000
Union Township, BAN	2.00	9/6/18	400,000		400,220
		4,556,846
Tennessee - 2.3%
Sevier County Public Building Authority, Local Government Improvement Revenue Bonds (Revenue Program V) (LOC; Bank of America)	0.97	8/7/18	1,800,000	[a]	1,800,000
Texas - 28.1%
Gregg County Housing Finance Corporation, Revenue Bonds (Summer Green Project) (Insured; FNMA)	0.98	8/7/18	2,020,000	[a]	2,020,000
Harris County, CP (Liquidity Facility; MUFG Bank Ltd.)	1.38	8/2/18	200,000		200,000
Harris County, CP (Liquidity Facility; State Steet Bank and Trust)	1.38	8/2/18	100,000		100,000
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds (The Methodist Hospital System)	1.54	8/1/18	1,000,000	[a]	1,000,000
RBC Municipal Products Income Trust, GO (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.97	8/7/18	1,990,000	[a,b,c]	1,990,000
RBC Municipal Products Trust(Series G-34), (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.97	8/7/18	2,000,000	[a,b,c]	2,000,000
San Antonio Texas Gas and Electric, CP (Liquidity Facility; MUFG Bank Ltd.)	1.35	9/5/18	4,000,000		4,000,000
Tender Option Bond Trust Receipts (Series 2016-XM0187) 12/15/2028, (Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds) (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	1.00	8/7/18	3,000,000	[a,b,c]	3,000,000
Texas, TRANS	4.00	8/30/18	505,000		506,022
Trinity River Authority, Water & Sewer Revenue Bonds, Refunding (Regional Waste Water System)	5.00	8/1/18	1,000,000		1,000,000
University of North Texas, CP	1.25	8/8/18	3,000,000		3,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - 98.8% (continued)
Texas - 28.1% (continued)
University of Texas, CP, Ser. A	1.26	10/4/18	3,000,000	3,000,000
		21,816,022
Virginia - 3.9%
Arlington County, GO	5.00	8/15/18	2,000,000	2,002,710
University of Virginia, CP	1.19	9/6/18	1,000,000	1,000,000
		3,002,710
Washington - 5.2%
Washington Housing Finance Commission, Multi-Family Housing Revenue Bonds (Redmond Ridge E Apartments Project) (LOC; Federal Home Loan Bank)	0.93	8/7/18	4,000,000	[a] 4,000,000
Total Investments (cost $76,659,942)			98.8%	76,659,942
Cash and Receivables (Net)			1.2%	922,490
Net Assets			100.0%	77,582,432

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities amounted to $22,090,000 or 28.47% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Health Care	24.8
City	12.3
Education	12.0
Industrial	10.7
Special Tax	10.5
Multi-Family Housing	7.8
County	6.6
Utility-Electric	5.2
State/Territory	1.5
Transportation Services	1.5
Utility-Water and Sewer	1.3
Other	4.6
98.8

† Based on net assets.

See notes to financial statements.

Dreyfus AMT-Free New York Municipal Cash Management
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 99.6%
New Jersey - .8%
Tender Option Bond Trust Receipts (Series 2015-XF2163), 10/15/23, (Port Authority of New York and New Jersey, Consolidated Bonds, 194th Series) (Liquidity Facility; Citibank NA)	0.96	8/7/18	1,220,000	[a,b,c]	1,220,000
New York - 98.8%
Build New York City Resource Corporation, Revenue Bonds (Federation of Protestant Welfare Agencies, Inc. Project) (LOC; TD Bank)	1.04	8/7/18	1,100,000	[a]	1,100,000
Center Moriches Union Free School District, BAN, Refunding	2.25	8/8/18	4,400,000		4,400,250
Connetquot Central School District of Islip, BAN	2.25	8/30/18	1,300,000		1,300,636
Fonda-Fultonville Central School District, BAN	2.25	8/3/18	125,000		125,002
Franklin County Industrial Development Agency, Civic Facility Revenue Bonds (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	1.07	8/7/18	290,000	[a]	290,000
Metropolitan Transportation Authority of New York, (Liquidity Facility; Citibank NA)	1.02	8/7/18	7,000,000	[a,b,c]	7,000,000
Middletown, BAN	2.00	9/20/18	1,000,000		1,000,775
Monroe County Industrial Development Agency, Revenue Bonds (HDF-RWC Project 1, LLC - Robert Weslayan College Project) (LOC; M&T Trust)	1.05	8/7/18	4,020,000	[a]	4,020,000
Nassau County Industrial Development Agency, Civic Facility Improvement Revenue Bonds, Refunding (Cold Spring Harbor Laboratory Project) (Liquidity Facility; TD Bank	1.50	8/1/18	1,300,000	[a]	1,300,000
New York City, GO (Liquidity Facility; Barclays Bank PLC)	1.50	8/1/18	2,500,000	[a]	2,500,000
New York City, GO Notes (LOC; Mizuho Bank, Ltd.)	1.50	8/1/18	4,450,000	[a]	4,450,000
New York City Capital Resource Corporation, Recovery Zone Facility Revenue Bonds (WytheHotel Project) (LOC; M&T Trust)	1.06	8/7/18	3,800,000	[a]	3,800,000
New York City Capital Resource Corporation, Revenue Bonds (Loan Enhanced Assistance Program - Cobble Hill Health Center, Inc. Project) (LOC; Bank of America)	0.92	8/7/18	585,000	[a]	585,000
New York City Housing Development Corporation, Multi-Family Rental Housing Revenue Bonds (2 Gold Street) (Liquidity Facility; FNMA and LOC; FNMA)	0.94	8/7/18	5,200,000	[a]	5,200,000
New York City Housing Development Corporation, Multi-Family Rental Housing Revenue Bonds (Royal Property) (Liquidity Facility; FNMA and LOC; FNMA)	0.91	8/7/18	10,000,000	[a]	10,000,000
New York City Industrial Development Agency, Civic Facility Revenue Bonds (Ateret Torah Center Project) (LOC; Wells Fargo Bank)	0.96	8/7/18	7,700,000	[a]	7,700,000
New York City Industrial Development Agency, Civic Facility Revenue Bonds (Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.99	8/7/18	9,750,000	[a]	9,750,000
New York City Industrial Development Agency, Civic Facility Revenue Bonds (Spence-Chapin, Services to Families and Children Project) (LOC; TD Bank)	1.04	8/7/18	7,600,000	[a]	7,600,000
New York City Industrial Development Agency, Civic Facility Revenue Bonds (Village Community School Project) (LOC; TD Bank)	1.04	8/7/18	2,300,000	[a]	2,300,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 99.6% (continued)
New York - 98.8% (continued)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	1.50	8/1/18	1,000,000	[a]	1,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Refunding (Liquidity Facility; PNC Bank NA)	1.45	8/1/18	4,000,000	[a]	4,000,000
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds (LOC; Landesbank Hessen-Thuringen Girozentrale)	1.51	8/1/18	1,000,000	[a]	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, (Liquidity Facility; Sumitomo Mitsui Banking)	0.92	8/7/18	2,000,000	[a]	2,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, (SPA; State Street Bank and Trust)	0.93	8/7/18	5,000,000	[a]	5,000,000
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	1.05	8/7/18	6,000,000	[a]	6,000,000
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System) (LOC; HSBC Bank USA NA)	0.99	8/7/18	2,600,000	[a]	2,600,000
New York State Housing Finance Agency, Housing Revenue Bonds (North End Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.94	8/7/18	1,500,000	[a]	1,500,000
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank, State Street Bank and Trust Co., Toronto-Dominion Bank and Wells Fargo Bank)	1.20	9/6/18	8,000,000		8,000,000
Ravena Coeymans Selkirk Central School District, BAN	2.50	8/17/18	4,500,000		4,501,150
Tender Option Bond Trust Receipts (Series 2015-ZF0271), 1/15/20, (Port Authority of New York and New Jersey, Consolidated Bonds 163rd Series) (Liquidity Facility; Royal Bank of Canada)	1.04	8/7/18	4,600,000	[a,b,c]	4,600,000
Tender Option Bond Trust Receipts (Series 2016-XF0520), 5/15/24, (Metropolitan Transportation Authority, Transportation Revenue Bonds, Refunding) (Liquidity Facility; Royal Bank of Canada)	1.01	8/7/18	2,320,000	[a,b,c]	2,320,000
Tender Option Bond Trust Receipts (Series 2016-XF2344), 6/15/24, (New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds (New York City Municipal Water Finance Authority Projects)) (Liquidity Facility; Citibank NA)	0.97	8/7/18	3,400,000	[a,b,c]	3,400,000
Tender Option Bond Trust Receipts (Series 2016-XF2360), 10/15/23, (Port Authority of New York and New Jersey, Consolidated Bonds, 194th Series) (Liquidity Facility; Citibank NA)	0.96	8/7/18	1,500,000	[a,b,c]	1,500,000
Tender Option Bond Trust Receipts (Series 2016-ZF0464), 11/15/19, (New York Liberty Development Corporation, Liberty Revenue Bonds (4 World Trade Center Project)) (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.99	8/7/18	4,300,000	[a,b,c]	4,300,000

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 99.6% (continued)
New York - 98.8% (continued)
Tender Option Bond Trust Receipts (Series 2016-ZM0128), 9/15/23, (New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose)) (Liquidity Facility; Royal Bank of Canada)	0.97	8/7/18	4,375,000	[a,b,c]	4,375,000
Tender Option Bond Trust Receipts (Series 2017-XF0583), 5/15/24, (Liquidity Facility; JPMorgan Chase Bank NA)	1.02	8/7/18	5,300,000	[a,b,c]	5,300,000
Tender Option Bond Trust Receipts (Series 2017-XF2481), 11/1/46, Revenue Bonds, Refunding (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	0.98	8/7/18	1,160,000	[a,b,c]	1,160,000
Tender Option Bond Trust Receipts (Series 2017-XM0573), 11/1/47, Revenue Bonds, Refunding (Chapin School) (Liquidity Facility; Morgan Stanley Bank)	0.99	8/7/18	6,000,000	[a,b,c]	6,000,000
Tender Option Bond Trust Receipts (Series 2018-XM0674), 11/15/42, (Liquidity Facility; Bank of America NA)	1.09	8/7/18	2,000,000	[a,b,c]	2,000,000
Tompkins County Industrial Development Agency, Civic Facility Revenue Bonds (Community Development Properties Ithaca, Inc. Project) (LOC; M&T Trust)	1.04	8/7/18	5,000,000	[a]	5,000,000
Wappingers Central School District, TAN	2.00	10/15/18	3,300,000		3,303,984
		153,281,797
Total Investments (cost $154,501,797)			99.6%	154,501,797
Cash and Receivables (Net)			0.4%	674,248
Net Assets			100.0%	155,176,045

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities amounted to $43,175,000 or 27.82% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Industrial	16.1
Transportation Services	15.4
City	14.9
Education	14.0
Special Tax	8.0
Multi-Family Housing	7.4
Lease	6.3
Utility-Water and Sewer	5.4
Utility-Electric	5.2
Housing	3.4
Health Care	2.1
Health Care & Related Products	.7
Other	.7
99.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Tax Exempt Cash Management
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Municipal Investments - 102.6%
Alabama - 2.3%
Tuscaloosa County Industrial Development Authority, Revenue Bonds, Ser. C (Gulf Opportunity Zone-Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.98	8/7/18	13,975,000	[a]	13,975,000
Alaska - 1.6%
Tender Option Bond Trust Receipts (Series 2017-XM0532), 4/1/25, (Alaska Municipal Bond Bank Authority, Revenue Bonds) (Liquidity Facility; JPMorgan Chase Bank NA) Recourse	1.04	8/7/18	10,000,000	[a,b,c]	10,000,000
California - .6%
Tender Option Bond Trust Receipts (Series 2017-XF0578), 8/1/44, (Liquidity Facility; TD Bank NA) Recourse	0.99	8/7/18	3,810,000	[a,b,c]	3,810,000
Colorado - 7.7%
Colorado Health Facilities Authority, Revenue Bonds (School Health System Project) (Liquidity Facility; Wells Fargo Bank NA) Ser. B	0.94	8/7/18	4,000,000	[a]	4,000,000
Colorado Housing & Finance Authority, SFM Revenue Bonds (LOC; Federal Home Loan Bank)	0.98	8/7/18	5,000,000	[a]	5,000,000
JPMorgan Chase Putters Drivers Trust, (Colorado Health Facilities Authority, HR (Children's Hospital Colorado Project)) (Liquidity; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank) Series 5008	1.54	8/1/18	3,015,000	[a,b,c]	3,015,000
RBC Municipal Products Trust, (University of Colorado) (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada) (Ser. 2018 E-123)	0.97	8/7/18	7,500,000	[a,c]	7,500,000
Sheridan Redevelopment Agency, Tax Increment Revenue Bonds, Refunding (South Santa Fe Drive Corridor Redevelopment Project) (LOC; JPMorgan Chase Bank)	1.00	8/7/18	17,025,000	[a]	17,025,000
Tender Option Bond Trust Receipts (Series 2018-XF0667), 5/15/26, (Colorado Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System/Sunbelt Group) (Liquidity Agreement; JPMorgan Chase Bank NA)) Recourse	0.97	8/7/18	6,345,000	[a,b,c]	6,345,000
University of Colorado Hospital Authority, Revenue Bonds, Refunding, Series 2018 A	1.05	8/7/18	5,000,000	[a]	5,000,000
		47,885,000
Connecticut - .5%
Tender Option Bond Trust Receipts (Series 2017-YX1077), 1/1/36, (Revenue Bonds (Liquidity Facility; Barclays Bank PLC)) Recourse	1.00	8/7/18	3,000,000	[a,b,c]	3,000,000
District of Columbia - .7%
RBC Municipal Products Trust, (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada) Series E-109	0.97	8/7/18	4,200,000	[a,b,c]	4,200,000
Florida - 1.3%
Gainesville Utility System, CP (LOC; Bank of America NA) Series C	1.15	8/6/18	3,000,000		3,000,210
Hillsborough County Housing Finance Authority, MFHR (Hunt Club Apartments) (LOC; FHLB)	1.00	8/7/18	4,980,000	[a]	4,980,000
		7,980,210
Georgia - 3.2%
RBC Municipal Products Trust, Revenue Bonds (Burke County Development Authority for Pollution Control) (LOC; Royal Bank of Canada) Series E-107	1.00	8/7/18	20,000,000	[a,b,c]	20,000,000

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Municipal Investments - 102.6% (continued)
Illinois - 4.7%
Channahon, Revenue Bonds (Morris Hospital) (LOC; U.S. Bank NA)	0.98	8/7/18	2,200,000	[a]	2,200,000
Galesburg, Revenue Bonds (Knox College Project) (LOC; PNC Bank NA)	1.00	8/7/18	4,700,000	[a]	4,700,000
Tender Option Bond Trust Receipts (Series 2015-XM0078), 7/1/23, (Illinois Toll Highway Authority, Toll Highway Senior Revenue Bonds) (Liquidity Facility; Royal Bank of Canada) Recourse	0.99	8/7/18	10,365,000	[a,b,c]	10,365,000
Tender Option Bond Trust Receipts (Series 2018-XF2535), 10/1/48, (Liquidity Facility; Barclays Bank PLC) Recourse	0.97	8/7/18	6,400,000	[a,b,c]	6,400,000
Tender Option Bond Trust Receipts (Series 2018-XL0072), 1/15/26, (Liquidity Facility; JPMorgan Chase Bank NA) Recourse	0.97	8/7/18	5,600,000	[a,b,c]	5,600,000
		29,265,000
Indiana - .7%
Hamilton Southeastern Consolidated School Building Corporation, BAN	3.00	12/17/18	2,600,000		2,613,390
Tender Option Bond Trust Receipts (Series 2018-XG0190), 4/1/23, (Indiana Finance Authority, Waste Water Utility Revenue Bonds (CWA Authority Project) (Liquidity Agreement; Royal Bank of Canada)) Recourse	0.99	8/7/18	2,000,000	[a,b,c]	2,000,000
		4,613,390
Kentucky - 1.3%
Tender Option Bond Trust Receipts (Series 2018-XG0189), 11/1/23, (Fayette County School District Finance Corporation, Revenue Bonds ( Liquidity Agreement; JPMorgan Chase Bank NA)) Recourse	1.01	8/7/18	7,880,000	[a,b,c]	7,880,000
Louisiana - 1.7%
Louisville & Jefferson County Metropolitan Sewer District, Sewer and Drain System CP (Liquidity Agreement; Bank of America NA)	1.20	8/24/18	3,250,000		3,250,097
Saint James Parish, Revenue Bonds (Nustar Logistics LP Project) (LOC; Bank of Nova Scotia)	0.98	8/7/18	7,000,000	[a]	7,000,000
		10,250,097
Maryland - 3.1%
Maryland Economic Development Corporation, EDR (Blind Industries and Services of Maryland Project) (LOC; Bank of America)	1.11	8/7/18	2,500,000	[a]	2,500,000
Maryland Economic Development Corporation, EDR (Catholic Relief Services Facility) (LOC; Bank of America)	1.05	8/7/18	16,825,000	[a]	16,825,000
		19,325,000
Massachusetts - 3.4%
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds (SPA; State Street Bank and Trust)	0.91	8/7/18	5,360,000	[a]	5,360,000
Quincy City, BAN	2.75	9/28/18	779,417		781,311
Town of Needham, BAN	2.00	8/1/18	15,000,000		15,000,000
		21,141,311

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Municipal Investments - 102.6% (continued)
Michigan - 2.3%
Michigan Strategic Fund, LOR (The Kroger Company Recovery Zone Facilities Bond Project) (LOC; Bank of Tokyo-Mitsubishi UFJ, Limited)	0.98	8/7/18	4,000,000	[a]	4,000,000
RIB Floater Trust Various States, (Eastern Michigan University) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC) (Series 2018-009)	0.98	8/7/18	10,000,000	[a,b,c]	10,000,000
		14,000,000
Minnesota - 1.5%
Cohasset, Revenue Bonds, Refunding (Minnesota Power and Light Company Project) (LOC; JPMorgan Chase Bank)	1.07	8/7/18	5,625,000	[a]	5,625,000
Housing & Redevelopment Authority of The City of St Paul Minnesota, Health Care Revenue Bonds, Refunding (Allina Health System) Series 2009 C	0.94	8/7/18	2,000,000	[a]	2,000,000
Rochester City, Health Care Facilities Revenue Bonds (Mayo Clinic) (Liquidity Facility; Northern Trust Company)	0.92	8/7/18	1,475,000	[a]	1,475,000
		9,100,000
Mississippi - 5.2%
Jackson County, PCR, Refunding (Chevron U.S.A. Inc. Project)	1.52	8/1/18	15,700,000	[a]	15,700,000
Mississippi Business Finance Corporation, Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	1.52	8/1/18	16,780,000	[a]	16,780,000
		32,480,000
Missouri - .1%
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Refunding (BJC Health System)	0.91	8/7/18	875,000	[a]	875,000
Nebraska - 1.2%
Nebraska Investment Finance Authority, Revenue Bonds (CHE Trinity Health Credit Group)	0.93	8/7/18	7,345,000	[a]	7,345,000
New York - 18.2%
Albany Industrial Development Agency, Civic Facility Revenue Bonds (Renaissance Corporation of Albany Project) (LOC; M&T Trust)	0.99	8/7/18	1,910,000	[a]	1,910,000
Dutchess County Industrial Development Agency, Civic Facility Revenue Bonds (Arbor Ridge at Brookmeade Project) (LOC; M&T Trust)	0.99	8/7/18	8,010,000	[a]	8,010,000
Metropolitan Transportation Authority, Revenue Bonds (Liquidity Facility; Citibank NA)	1.02	8/7/18	3,600,000	[a,b,c]	3,600,000
New York City, GO	5.00	8/1/18	840,000		840,000
New York City Industrial Development Agency, Civic Facility Revenue Bonds (Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.99	8/7/18	2,800,000	[a]	2,800,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ, Ltd.)	0.90	8/7/18	8,700,000	[a]	8,700,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Liquidity Facility; Mizuho Bank, Ltd.)	1.50	8/1/18	15,220,000	[a]	15,220,000
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Liquidity Facility; Northern Trust Company)	1.45	8/1/18	3,000,000	[a]	3,000,000
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	1.05	8/7/18	10,175,000	[a]	10,175,000

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Municipal Investments - 102.6% (continued)
New York - 18.2% (continued)
New York State Housing Finance Agency, Housing Revenue Bonds (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	1.54	8/1/18	27,300,000	[a]	27,300,000
New York State Housing Finance Agency, Revenue Bonds (Liberty Street Realty) (Insured; FHLMC)	0.91	8/7/18	2,500,000	[a]	2,500,000
Tender Option Bond Trust Receipts (Series 2016-XF0520), 5/15/24, (Metropolitan Transportation Authority, Transportation Revenue Bonds, Refunding) (Liquidity Facility; Royal Bank of Canada) Recourse	1.01	8/7/18	760,000	[a,b,c]	760,000
Tender Option Bond Trust Receipts (Series 2017-SF0598), 7/1/47, (Revenue Bonds, Refunding (Memorial Sloan Kettering Cancer Center) (Liquidity Facility; TD Bank NA)) Recourse	0.97	8/7/18	3,000,000	[a,b,c]	3,000,000
Tender Option Bond Trust Receipts (Series 2017-XM0516), 2/15/42, (Hudson Yards Infrastructure Corporation, 2nd Indenture Revenue Bonds, Refunding) (Liquidity Facility; Toronto-Dominion Bank NA) Recourse	0.99	8/7/18	9,415,000	[a,b,c]	9,415,000
Tender Option Bond Trust Receipts (Series 2018-XF0623), 11/15/42, (Liquidity Facility; TD Bank NA) Recourse	1.06	8/7/18	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2018-XF0643), 5/1/26, (Liquidity Facility; JPMorgan Chase Bank NA) Recourse	0.97	8/7/18	6,000,000	[a,b,c]	6,000,000
Triborough Bridge and Tunnel Authority, General Revenue Bonds, Refunding (MTA Bridges and Tunnels) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	1.54	8/1/18	4,000,000	[a]	4,000,000
		112,230,000
North Carolina - 1.6%
North Carolina, LOR, Refunding (Citigroup ROCS, Series 2015-XF2113) (Liquidity Facility; Citibank NA)	0.97	8/7/18	2,800,000	[a,b,c]	2,800,000
North Carolina Capital Facilities Finance Agency, Student Housing Revenue Bonds (The NCA&T University Foundation, LLC Project) (LOC; PNC Bank)	1.00	8/7/18	6,960,000	[a]	6,960,000
		9,760,000
South Carolina - 3.8%
Columbia, Waterworks and Sewer System Revenue Bonds (LOC; Sumitomo Mitsui Banking Corp.)	0.96	8/7/18	4,500,000	[a]	4,500,000
Tender Option Bond Trust Receipts (Series 2017-XF2425), 12/1/54, (South Carolina Public Service Authority, Revenue Bonds) (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC) Recourse	0.98	8/7/18	13,105,000	[a,b,c]	13,105,000
Tender Option Bond Trust Receipts (Series 2017-XG0149), 12/1/50, (Revenue Bonds, Refunding (Liquidity Facility; Barclays Bank PLC)) Recourse	0.98	8/7/18	5,875,000	[a,b,c]	5,875,000
		23,480,000
Tennessee - 4.7%
Chattanooga Health Educational & Housing Facility Board, Multi-Family Housing Revenue Bonds (Woodlawn Apartments Project)	1.36	11/1/18	3,595,000		3,594,569
Sevier County Public Building Authority, Local Government Public Improvement Revenue Bonds (LOC; Bank of America NA)	0.97	8/7/18	16,000,000	[a]	16,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Municipal Investments - 102.6% (continued)
Tennessee - 4.7% (continued)
Shelby County Health Educational and Housing Facility Board, Educational Facilities Revenue Bonds (Rhodes College)	1.01	8/7/18	4,000,000	[a]	4,000,000
State of Tennessee, GO Notes	4.00	8/1/18	1,230,000		1,230,000
Tender Option Bond Trust Receipts (Series 2017-XG0145), 7/1/48, (Nashville & Davidson Health Education Facility Board, Revenue Bonds (Vanderbilt University Medical Center Program)) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC) Recourse	0.98	8/7/18	4,000,000	[a,b,c]	4,000,000
		28,824,569
Texas - 24.0%
Atascosa County Industrial Development Corporation, PCR, Refunding (San Miguel Electric Cooperative, Inc. Project) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.96	8/7/18	10,000,000	[a]	10,000,000
Harris County, CP (Liquidity Agreement; JPMorgan Chase Bank NA) Series D	1.38	8/2/18	900,000		900,009
Harris County, CP (Liquidity Agreement; State Street Bank & Trust)	1.40	8/2/18	4,136,000		4,135,959
Harris County, CP (Liquidity Agreement; State Street Bank & Trust) Series A1	1.38	8/2/18	900,000		900,009
Harris County, CP (Liquidity Agreement; State Street Bank & Trust) Series B	1.35	8/2/18	1,090,000		1,090,011
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds (Memorial Hermann Health System)	0.93	8/7/18	3,000,000	[a]	3,000,000
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds (Memorial Hermann Health Systems)	0.93	8/7/18	3,300,000	[a]	3,300,000
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds (The Methodist Hospital System)	1.54	8/1/18	12,075,000	[a]	12,075,000
Houston Combined Utility, CP (Liquidity Facility; State Street Bank and Trust)	1.60	8/14/18	6,000,000		6,001,260
Houston Combined Utility, CP(LOC; Bank of America NA)	1.60	8/14/18	15,800,000		15,803,318
Lewisville Independent School District, GO, Refunding (Insured; Texas Permanent School Fund Guarantee Program) Series 2016 A	5.00	8/15/18	4,885,000		4,891,643
Lubbock Independent School District, GO Notes (Liquidity Facility; Wells Fargo Bank and LOC; Permanent School Fund Guarantee Program)	0.96	8/7/18	7,500,000	[a]	7,500,000
Lubbock Independent School District, Unlimited Tax School Building Bonds (Liquidity Facility; Bank of America and LOC; Permanent School Fund Guarantee Program)	0.96	8/7/18	15,760,000	[a]	15,760,000
RBC Municipal Products Trust, (Liquidity Agreement; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.97	8/7/18	3,000,000	[a,b,c]	3,000,000
Red River Education Finance Corporation, Higher Education Revenue Bonds (Texas Christian University Project) (Liquidity Facility; Northern Trust Company)	0.98	8/7/18	6,600,000	[a]	6,600,000
San Antonio Gas and Electric, CP (Liquidity Agreement; MUFG Bank Ltd.)	1.35	9/5/18	11,000,000		11,002,310
San Marcos City, GO	4.00	8/15/18	400,000		400,380

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Municipal Investments - 102.6% (continued)
Texas - 24.0% (continued)
Tarrant County Health Facilities Development Corporation, HR (Cook Children's Medical Center Project)	0.94	8/7/18	2,940,000	[a]	2,940,000
Tender Option Bond Trust Receipts (Series 2016-XM0187), 12/15/28, (Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds) (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank) Recourse	1.00	8/7/18	10,330,000	[a,b,c]	10,330,000
Tender Option Bond Trust Receipts (Series 2018-XF0625), 4/15/26, (Water Development Board (Liquidity Facility; JPMorgan Chase Bank NA)) Recourse	0.97	8/7/18	4,750,000	[a,b,c]	4,750,000
Tender Option Bond Trust Receipts (Series 2018-XF0648), 8/15/45, (Insured; Texas Permanent School Fund Guarantee Program and Liquidity Facility; Toronto-Dominion Bank) Recourse	0.97	8/7/18	3,745,000	[a,b,c]	3,745,000
Tender Option Bond Trust Receipts (Series 2018-XM0662), 12/15/46, (Liquidity Facility; Toronto-Dominion Bank) Recourse	1.02	8/7/18	3,000,000	[a,b,c]	3,000,000
University of Texas, CP, Series A	1.26	10/4/18	17,000,000		17,000,850
		148,125,749
Utah - 1.4%
Intermountain Power Agency, CP (Liquidity Agreement; Bank of America NA)	1.35	9/12/18	2,000,000		2,000,300
Utah Housing Finance Agency, MFHR, Refunding (Candlestick Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	1.01	8/7/18	6,400,000	[a]	6,400,000
		8,400,300
Virginia - 2.9%
Arlington County, GO	5.00	8/15/18	3,000,000		3,004,080
Fairfax County Industrial Development Authority , Health Care Revenue Bonds (Inova Health Systems Project)	1.25	8/7/18	10,000,000	[a]	10,000,000
University of Virginia, CP, Series 3-A	1.19	9/6/18	4,000,000		4,000,120
Virginia Public Building Authority, Public Facilities Revenue Bonds	5.00	8/1/18	805,000		805,000
		17,809,200
West Virginia - 1.6%
West Virginia Hospital Finance Authority , Revenue Bonds (West Virginia United Health System Obligated Group) (LOC; PNC Bank NA) Series 2018 D	1.10	8/7/18	10,000,000	[a]	10,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - 102.6% (continued)
Wisconsin - 1.3%
Chippewa Falls Area, BAN (Unified School District)	3.00	1/10/19	2,000,000	2,005,900
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue Bonds (SPA; Royal Bank of Canada)	0.95	8/7/18	6,000,000	[a] 6,000,000
		8,005,900
Total Investments (cost $633,749,524)			102.6%	633,760,726
Liabilities, Less Cash and Receivables			(2.6%)	(15,903,821)
Net Assets			100.0%	617,856,905

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at $170,995,000 or 27.68% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
City	15.3
Health Care	14.4
Utility-Water and Sewer	10.7
Industrial	8.4
Utility-Electric	8.2
Education	8.0
Multi-Family Housing	7.6
Pollution Control	5.8
Transportation Services	4.7
Special Tax	4.7
Single Family Housing	2.2
County	2.0
Lease	1.8
Housing	.8
State/Territory	.8
Other	7.2
102.6

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2018 (Unaudited)

	Dreyfus Cash Management		Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury & Agency Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	7,134,146,615	††	68,135,088,756	††	5,171,052,130	20,063,403,526	††	32,273,900,139
Interest receivable	7,465,031		39,681,793		2,162,928	14,203,858		8,338,777
Receivable for shares of Beneficial Interest subscribed	586,757		11,281		-	-		61,575
Prepaid expenses and other assets	64,771		1,512,395		220,832	348,491		240,210
	7,142,263,174		68,176,294,225		5,173,435,890	20,077,955,875		32,282,540,701
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	622,661		9,911,656		1,054,353	3,433,995		7,060,562
Cash overdraft due to Custodian	6,200,527		56,686,727		4,015,215	18,498,186		24,515,086
Payable for shares of Beneficial Interest redeemed	1,188,660		12,930,470		1	2,756,931		29,638,914
Trustees fees and expenses payable	2,101		22,137		4,520	5,164		10,478
Payable for investment securities purchased	-		1,525,000,000		448,446,875	149,778,333		395,642,111
Accrued expenses	74,930		389,321		65,919	94,326		78,557
	8,088,879		1,604,940,311		453,586,883	174,566,935		456,945,708
Net Assets ($)	7,134,174,295		66,571,353,914		4,719,849,007	19,903,388,940		31,825,594,993
Composition of Net Assets ($):
Paid-in capital	7,132,746,434		66,572,690,681		4,720,243,972	19,905,416,096		31,826,560,458
Accumulated undistributed investment income—net	382,493		-		-	-		-
Accumulated net realized gain (loss) on investments	111,991		(1,336,767)		(394,965)	(2,027,156)		(965,465)
Accumulated net unrealized appreciation (depreciation) on investments	933,377		-		-	-		-
Net Assets ($)	7,134,174,295		66,571,353,914		4,719,849,007	19,903,388,940		31,825,594,993
† Investments at cost ($)	7,133,213,238		68,135,088,756		5,171,052,130	20,063,403,526		32,273,900,139
†† Value of repurchase agreements—Note 1(b) ($)	915,000,000		35,071,240,000		-	9,839,725,000		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	6,921,980,625		62,564,941,621		3,627,031,428	16,769,423,213		25,897,216,283
Shares Outstanding	6,920,777,308		62,566,200,991		3,627,332,105	16,771,190,961		25,898,003,444
Net Asset Value Per Share ($)	1.0002		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	97,197,628		2,324,098,454		405,085,196	1,736,953,894		1,727,778,755
Shares Outstanding	97,182,644		2,324,138,056		405,125,908	1,737,107,803		1,727,841,266
Net Asset Value Per Share ($)	1.0002		1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	114,996,042		1,574,002,422		388,928,997	447,197,776		2,361,651,896
Shares Outstanding	114,968,778		1,574,069,277		388,961,085	447,232,030		2,361,737,979
Net Asset Value Per Share ($)	1.0002		1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	-		108,311,417		298,803,386	949,814,057		1,838,948,059
Shares Outstanding	-		108,313,755		298,828,676	949,885,302		1,838,977,768
Net Asset Value Per Share ($)	-		1.00		1.00	1.00		1.00

See notes to financial statements.

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	76,659,942	154,501,797	633,760,726
Cash	-	312,303	-
Receivable for investment securities sold	1,000,148	-	17,007,516
Interest receivable	171,961	447,059	1,051,864
Prepaid expenses	29,836	18,216	36,875
	77,861,887	155,279,375	651,856,981
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	29,826	51,774	88,240
Cash overdraft due to Custodian	213,435	-	340,050
Trustees fees and expenses payable	164	242	641
Payable for shares of Beneficial Interest redeemed	-	2,689	1,234
Payable for investment securities purchased	-	-	33,500,625
Accrued expenses	36,030	48,625	69,286
	279,455	103,330	34,000,076
Net Assets ($)	77,582,432	155,176,045	617,856,905
Composition of Net Assets ($):
Paid-in capital	77,583,609	155,167,821	617,845,703
Accumulated net realized gain (loss) on investments	(1,177)	8,224	-
Accumulated net unrealized appreciation (depreciation) on investments	-	-	11,202
Net Assets ($)	77,582,432	155,176,045	617,856,905
† Investments at cost ($)	76,659,942	154,501,797	633,749,524
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	12,668,536	93,483,239	581,425,328
Shares Outstanding	12,668,620	93,479,538	581,419,035
Net Asset Value Per Share ($)	1.00	1.00	1.0000
Investor Shares
Net Assets ($)	64,913,896	61,692,806	36,431,577
Shares Outstanding	64,913,261	61,691,959	36,431,187
Net Asset Value Per Share ($)	1.00	1.00	1.0000

See notes to financial statements.

STATEMENTS OF OPERATIONS
Six Months Ended July 31, 2018 (Unaudited)

	Dreyfus Cash Management	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury & Agency Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	68,329,462	552,784,104	40,762,791	165,242,673	287,029,861
Expenses:
Management fee—Note 2(a)	6,910,869	63,845,594	4,715,592	19,094,378	33,374,527
Service plan fees—Note 2(b)	221,899	3,810,733	1,297,660	4,613,799	7,606,970
Shareholder servicing costs—Note 2(c)	81,276	390,456	14,754	128,472	156,543
Custodian fees—Note 2(c)	76,257	698,285	28,281	194,047	241,669
Trustees’ fees and expenses—Note 2(d)	52,098	480,322	37,265	138,296	257,563
Professional fees	47,682	82,575	45,628	55,673	63,029
Registration fees	41,818	197,669	205,014	428,769	209,565
Prospectus and shareholders’ reports	2,865	291,092	15,694	16,801	45,911
Miscellaneous	99,622	330,067	88,147	161,826	219,791
Total Expenses	7,534,386	70,126,793	6,448,035	24,832,061	42,175,568
Less—reduction in expenses due to undertakings—Note 2(a)	(4,000,026)	(13,325,306)	(261,923)	(1,612,512)	(377,817)
Less—reduction in fees due to earnings credits—Note 2(c)	(4,178)	(699,071)	(6,465)	(3,867)	(42,597)
Net Expenses	3,530,182	56,102,416	6,179,647	23,215,682	41,755,154
Investment Income—Net	64,799,280	496,681,688	34,583,144	142,026,991	245,274,707
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	101,727	(411,149)	(182,713)	(545,484)	(716,122)
Net unrealized appreciation (depreciation) on investments	995,193	-	-	-	-
Net Realized and Unrealized Gain (Loss) on Investments	1,096,920	(411,149)	(182,713)	(545,484)	(716,122)
Net Increase in Net Assets Resulting from Operations	65,896,200	496,270,539	34,400,431	141,481,507	244,558,585

See notes to financial statements.

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management
Investment Income ($):
Interest Income	980,544	1,127,964	3,774,698
Expenses:
Management fee—Note 2(a)	145,921	164,340	577,259
Service plan fees—Note 2(b)	167,375	82,921	45,567
Professional fees	44,475	47,075	43,029
Registration fees	34,211	18,612	31,536
Shareholder servicing costs—Note 2(c)	9,999	7,057	69,614
Prospectus and shareholders’ reports	5,951	6,244	5,477
Custodian fees—Note 2(c)	3,934	2,679	8,785
Trustees’ fees and expenses—Note 2(d)	1,446	1,301	4,374
Miscellaneous	22,943	19,757	34,262
Total Expenses	436,255	349,986	819,903
Less—reduction in expenses due to undertakings—Note 2(a)	(72,961)	-	(94,698)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(3,369)	-	-
Less—reduction in fees due to earnings credits—Note 2(c)	(2,674)	(365)	(3,531)
Net Expenses	357,251	349,621	721,674
Investment Income—Net	623,293	778,343	3,053,024
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	(1,177)	8,924	-
Net unrealized appreciation (depreciation) on investments	-	-	3,500
Net Realized and Unrealized Gain (Loss) on Investments	(1,177)	8,924	3,500
Net Increase in Net Assets Resulting from Operations	622,116	787,267	3,056,524

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Cash Management		Dreyfus Government Cash Management
	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018[a]	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018[b]
Operations ($):
Investment income—net	64,799,280	51,661,331	496,681,688	558,056,120
Net realized gain (loss) on investments	101,727	10,264	(411,149)	(179,613)
Net unrealized appreciation (depreciation) on investments	995,193	(787,207)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	65,896,200	50,884,388	496,270,539	557,876,507
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(62,357,115)	(49,422,404)	(469,779,627)	(531,608,639)
Investor Shares	(1,059,354)	(1,162,279)	(14,962,106)	(11,801,049)
Administrative Shares	(1,000,318)	(1,119,089)	(11,401,029)	(13,932,825)
Participant Shares	-	(75,156)	(538,926)	(408,013)
Agency Shares	-	(45,347)	-	(305,594)
Total Distributions	(64,416,787)	(51,824,275)	(496,681,688)	(558,056,120)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	27,305,468,676	41,467,497,730	200,272,391,406	405,483,445,542
Investor Shares	311,357,273	1,071,769,225	5,496,043,809	12,290,867,449
Administrative Shares	256,688,187	429,637,509	4,925,890,713	15,424,444,462
Participant Shares	-	12,956,172	294,784,222	432,561,598
Agency Shares	-	10,534,342	-	163,385,116
Distributions reinvested:
Institutional Shares	14,524,248	8,764,256	117,664,625	122,535,575
Investor Shares	178,673	220,909	8,683,244	7,299,420
Administrative Shares	83,331	98,949	9,846,115	12,078,122
Participant Shares	-	277	79,963	37,272
Agency Shares	-	4,964	-	39,435
Cost of shares redeemed:
Institutional Shares	(27,284,241,190)	(37,516,095,789)	(199,742,228,584)	(392,907,453,799)
Investor Shares	(338,529,982)	(1,079,040,560)	(5,597,062,650)	(11,565,560,368)
Administrative Shares	(230,451,212)	(450,859,453)	(4,911,750,614)	(17,254,238,020)
Participant Shares	-	(32,260,810)	(277,260,406)	(439,314,155)
Agency Shares	-	(17,786,541)	-	(244,731,427)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	35,078,004	3,905,441,180	597,081,843	11,525,396,222
Total Increase (Decrease) in Net Assets	36,557,417	3,904,501,293	596,670,694	11,525,216,609
Net Assets ($):
Beginning of Period	7,097,616,878	3,193,115,585	65,974,683,220	54,449,466,611
End of Period	7,134,174,295	7,097,616,878	66,571,353,914	65,974,683,220
Undistributed investment income—net	382,493	-	-	-

	Dreyfus Cash Management		Dreyfus Government Cash Management
	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018[a]	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018[b]
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	27,306,072,048	41,465,463,003	-	-
Shares issued for distributions reinvested	14,523,600	8,764,143	-	-
Shares redeemed	(27,285,077,966)	(37,513,942,907)	-	-
Net Increase (Decrease) in Shares Outstanding	35,517,682	3,960,284,239	-	-
Investor Shares
Shares sold	311,369,463	1,071,662,040	-	-
Shares issued for distributions reinvested	178,670	220,890	-	-
Shares redeemed	(338,538,076)	(1,078,931,556)	-	-
Net Increase (Decrease) in Shares Outstanding	(26,989,943)	(7,048,626)	-	-
Administrative Shares
Shares sold	256,675,653	429,593,901	-	-
Shares issued for distributions reinvested	83,327	98,943	-	-
Shares redeemed	(230,437,805)	(450,821,418)	-	-
Net Increase (Decrease) in Shares Outstanding	26,321,175	(21,128,574)	-	-
Participant Shares
Shares sold	-	12,954,893	-	-
Shares issued for distributions reinvested	-	277	-	-
Shares redeemed	-	(32,259,393)	-	-
Net Increase (Decrease) in Shares Outstanding	-	(19,304,223)	-	-
Agency Shares
Shares sold	-	10,531,552	-	-
Shares issued for distributions reinvested	-	4,962	-	-
Shares redeemed	-	(17,784,019)	-	-
Net Increase (Decrease) in Shares Outstanding	-	(7,247,505)	-	-

[a]

During the period ended January 31, 2018, 6,954,843 Agency shares representing $6,957,099 were converted to 6,957,099 Institutional shares and 21,714,970 Participant shares representing $21,720,000 were converted to 21,720,000 Investor shares.

[b]

During the period ended January 31, 2018, 110,850,633 Agency shares representing $110,877,363 were converted to 110,877,363 Institutional shares and 438,118,338 Administrative shares representing $438,118,338 were converted to 438,118,338.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Government Securities Cash Management		Dreyfus Treasury & Agency Cash Management
	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018[a]	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018[b]
Operations ($):
Investment income—net	34,583,144	35,704,315	142,026,991	183,660,064
Net realized gain (loss) on investments	(182,713)	(149,044)	(545,484)	(454,312)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,400,431	35,555,271	141,481,507	183,205,752
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(27,472,370)	(29,038,544)	(121,054,628)	(164,337,464)
Investor Shares	(2,712,097)	(2,557,628)	(12,088,917)	(11,910,343)
Administrative Shares	(2,797,524)	(2,897,318)	(3,158,406)	(2,994,009)
Participant Shares	(1,601,153)	(1,160,640)	(5,725,040)	(4,391,023)
Agency Shares	-	(50,185)	-	(6,597)
Premier Shares	-	-	-	(20,628)
Total Distributions	(34,583,144)	(35,704,315)	(142,026,991)	(183,660,064)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	5,066,665,450	9,076,937,384	32,451,418,048	104,116,606,324
Investor Shares	374,293,396	1,112,186,064	2,689,657,807	5,920,377,147
Administrative Shares	1,167,964,386	1,591,673,624	730,220,144	1,489,636,552
Participant Shares	907,128,582	893,560,878	2,983,722,630	6,922,025,830
Agency Shares	-	6,566,064	-	9,130,033
Premier Shares	-	-	-	96,449,537
Distributions reinvested:
Institutional Shares	5,043,648	3,524,046	32,318,820	32,862,823
Investor Shares	2,287,716	1,828,016	3,732,506	2,600,981
Administrative Shares	2,525,082	2,725,904	1,821,882	1,874,718
Participant Shares	1,509,486	1,040,648	4,387,010	3,475,082
Agency Shares	-	-	-	269
Cost of shares redeemed:
Institutional Shares	(5,209,278,010)	(9,082,271,528)	(32,830,405,827)	(103,886,445,848)
Investor Shares	(418,412,234)	(1,014,256,387)	(3,061,749,135)	(5,572,094,449)
Administrative Shares	(1,231,047,373)	(1,537,775,329)	(726,602,075)	(1,328,533,062)
Participant Shares	(921,837,285)	(918,277,264)	(3,028,931,618)	(7,192,159,937)
Agency Shares	-	(20,262,470)	-	(10,690,930)
Premier Shares	-	-	-	(109,643,128)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(253,157,156)	117,199,650	(750,409,808)	495,471,942
Total Increase (Decrease) in Net Assets	(253,339,869)	117,050,606	(750,955,292)	495,017,630
Net Assets ($):
Beginning of Period	4,973,188,876	4,856,138,270	20,654,344,232	20,159,326,602
End of Period	4,719,849,007	4,973,188,876	19,903,388,940	20,654,344,232

[a]	During the period ended January 31,2018, 14,699,205 Agency shares representing $14,702,497 were converted to 14,702,497 Institutional shares.
[b]

During the period ended January 31,2018, 1,567,312 Agency shares representing $1,567,659 were converted to1,567,659 Institutional shares and 7,589,890 Premier shares representing $7,591,075 were converted to 7,591,075 Investor shares.

See notes to financial statements.

	Dreyfus Treasury Securities Cash Management		Dreyfus AMT-Free Municipal Cash Management Plus
	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018[a]	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018[b]
Operations ($):
Investment income—net	245,274,707	255,341,818	623,293	876,688
Net realized gain (loss) on investments	(716,122)	(249,343)	(1,177)	628
Net Increase (Decrease) in Net Assets Resulting from Operations	244,558,585	255,092,475	622,116	877,316
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(204,971,376)	(218,946,771)	(62,830)	(45,947)
Investor Shares	(11,477,685)	(10,710,528)	(560,463)	(827,844)
Administrative Shares	(17,464,104)	(19,049,540)	-	(2,176)
Participant Shares	(11,361,542)	(6,791,239)	-	(900)
Agency Shares	-	(88,464)	-	-
Total Distributions	(245,274,707)	(255,586,542)	(623,293)	(876,867)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	44,820,416,889	75,634,999,457	14,465,905	25,659,417
Investor Shares	1,812,538,596	5,287,597,523	56,900,178	125,067,321
Administrative Shares	5,265,825,416	11,728,508,634	-	7,075,566
Participant Shares	4,750,040,812	10,001,799,130	-	461,727
Agency Shares	-	47,272,871	-	-
Distributions reinvested:
Institutional Shares	55,603,225	55,218,573	62,655	34,963
Investor Shares	8,743,592	7,858,359	556,170	825,856
Administrative Shares	15,566,784	17,431,983	-	2,165
Participant Shares	8,262,739	3,916,253	-	804
Agency Shares	-	74,928	-	-
Cost of shares redeemed:
Institutional Shares	(46,344,253,529)	(75,984,257,743)	(12,878,333)	(17,820,493)
Investor Shares	(2,198,206,410)	(5,289,997,746)	(207,475,521)	(85,173,069)
Administrative Shares	(5,513,961,832)	(11,602,365,445)	-	(7,156,983)
Participant Shares	(5,098,993,591)	(9,899,669,857)	-	(1,865,136)
Agency Shares	-	(74,384,649)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,418,417,309)	(65,997,729)	(148,368,946)	47,112,138
Total Increase (Decrease) in Net Assets	(2,419,133,431)	(66,491,796)	(148,370,123)	47,112,587
Net Assets ($):
Beginning of Period	34,244,728,424	34,311,220,220	225,952,555	178,839,968
End of Period	31,825,594,993	34,244,728,424	77,582,432	225,952,555

[a]	During the period ended January 31, 2018, 18,959,884 Agency shares representing $18,964,131 were converted to 18,964,131 Institutional shares.
[b]

During the period ended January 31, 2018, 66,634 Administrative shares representing $66,642 were converted to 66,642 Institutional shares and Participant shares were converted to Investor shares. At the time of conversion there were no outstanding Participant shares

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus AMT-Free New York Municipal Cash Management		Dreyfus AMT-Free Tax Exempt Cash Management
	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018[a]	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018[b]
Operations ($):
Investment income—net	778,343	868,571	3,053,024	4,601,485
Net realized gain (loss) on investments	8,924	-	-	17,252
Net unrealized appreciation (depreciation) on investments	-	-	3,500	7,862
Net Increase (Decrease) in Net Assets Resulting from Operations	787,267	868,571	3,056,524	4,626,599
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(514,536)	(503,778)	(2,897,653)	(4,452,689)
Investor Shares	(263,807)	(336,318)	(155,371)	(165,529)
Administrative Shares	-	(28,475)	-	(118)
Participant Shares	-	-	-	(401)
Total Distributions	(778,343)	(868,571)	(3,053,024)	(4,618,737)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	126,453,125	213,064,643	2,468,834,764	5,720,779,646
Investor Shares	28,181,652	119,997,983	6,633,276	1,136,475
Administrative Shares	-	4,543,147	-	-
Distributions reinvested:
Institutional Shares	234,076	155,743	944,735	1,164,106
Investor Shares	261,130	324,925	5,585	8,241
Administrative Shares	-	27,659	-	112
Participant Shares	-	-	-	384
Cost of shares redeemed:
Institutional Shares	(125,402,231)	(206,230,356)	(2,496,195,772)	(5,717,895,555)
Investor Shares	(46,115,618)	(162,304,021)	(7,343,616)	(4,725,543)
Administrative Shares	-	(17,641,678)	-	(46,488)
Participant Shares	-	(1)	-	(529,065)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(16,387,866)	(48,061,956)	(27,121,028)	(107,687)
Total Increase (Decrease) in Net Assets	(16,378,942)	(48,061,956)	(27,117,528)	(99,825)
Net Assets ($):
Beginning of Period	171,554,987	219,616,943	644,974,433	645,074,258
End of Period	155,176,045	171,554,987	617,856,905	644,974,433
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	-	-	2,468,850,665	5,720,806,091
Shares issued for distributions reinvested	-	-	944,753	1,164,121
Shares redeemed	-	-	(2,496,217,211)	(5,717,911,980)
Net Increase (Decrease) in Shares Outstanding	-	-	(26,421,793)	4,058,232
Investor Shares
Shares sold	-	-	6,633,276	1,136,482
Shares issued for distributions reinvested	-	-	5,585	8,241
Shares redeemed	-	-	(7,343,616)	(4,725,546)
Net Increase (Decrease) in Shares Outstanding	-	-	(704,755)	(3,580,823)
Administrative Shares
Shares issued for distributions reinvested	-	-	-	112
Shares redeemed	-	-	-	(46,488)
Net Increase (Decrease) in Shares Outstanding	-	-	-	(46,376)
Participant Shares
Shares issued for distributions reinvested	-	-	-	384
Shares redeemed	-	-	-	(529,065)
Net Increase (Decrease) in Shares Outstanding	-	-	-	(528,681)

[a]	During the period ended January 31, 2018, Administrative shares were converted to Institutional shares. At the time of conversion there were no outstanding Administrative shares.
[b]

During the period ended January 31, 2018, 46,488 Administrative shares representing $46,494 were converted to 46,494 Institutional shares and 409,717 Participant shares representing $409,734 were converted to 409,734 Investor shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Cash Management
Institutional Shares
Six Months Ended
July 31, 2018 (Unaudited)	.9999	.0093		.0003	(.0093)		1.0002	.97	[a]	.21	[b]	.10	[b]	1.88	[b]	6,921,981
Year Ended January 31,
2018	1.0002	.0114		(.0003)	(.0114)		.9999	1.11		.25		.12		1.20		6,884,805
2017[c]	1.00	.0036		.0002	(.0036)		1.0002	.38		.22		.22		.31		2,925,514
2016	1.00	.001		-	(.001)		1.00	.07		.21		.20		.07		20,312,768
2015	1.00	.000	[d]	-	(.000)	[d]	1.00	.03		.21		.15		.03		23,109,317
2014	1.00	.000	[d]	-	(.000)	[d]	1.00	.04		.21		.15		.04		24,356,373
Investor Shares
Six Months Ended
July 31, 2018 (Unaudited)	1.0000	.0081		.0002	(.0081)		1.0002	.83	[a]	.46	[b]	.35	[b]	1.60	[b]	97,198
Year Ended January 31,
2018	1.0002	.0089		(.0002)	(.0089)		1.0000	.87		.50		.39		.88		124,166
2017[c]	1.00	.0012		.0002	(.0012)		1.0002	.15		.47		.46		.06		131,245
2016	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.46		.26		.00	[e]	1,577,869
2015	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.46		.18		.00	[e]	1,877,431
2014	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.46		.19		.00	[e]	2,228,079
Administrative Shares
Six Months Ended
July 31, 2018 (Unaudited)	1.0000	.0088		.0002	(.0088)		1.0002	.91	[a]	.31	[b]	.20	[b]	1.82	[b]	114,996
Year Ended January 31,
2018	1.0002	.0104		(.0002)	(.0104)		1.0000	1.03		.35		.24		1.02		88,645
2017[c]	1.00	.0027		.0002	(.0027)		1.0002	.29		.32		.32		.20		109,801
2016	1.00	.000	[d]	-	(.000)	[d]	1.00	.02		.31		.25		.02		2,034,366
2015	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.31		.18		.00	[e]	1,521,958
2014	1.00	.000	[d]	-	(.000)	[d]	1.00	.00	[e]	.31		.19		.00	[e]	1,422,803

a Not annualized.

b Annualized.

c Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.

d Amount represents less than $.001 per share.

e Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management
Institutional Shares
Six Months Ended
July 31, 2018 (Unaudited)	1.00	.008		(.008)		1.00	.78	[a]	.21	[b]	.17	[b]	1.57	[b]	62,564,942
Year Ended January 31,
2018	1.00	.009		(.009)		1.00	.85		.21		.16		.87		61,917,499
2017	1.00	.003		(.003)		1.00	.27		.22		.15		.30		49,219,152
2016	1.00	.000	[c]	(.000)	[c]	1.00	.03		.21		.12		.03		16,493,855
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.07		.01		16,874,952
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.09		.01		14,577,411
Investor Shares
Six Months Ended
July 31, 2018 (Unaudited)	1.00	.007		(.007)		1.00	.65	[a]	.46	[b]	.42	[b]	1.31	[b]	2,324,098
Year Ended January 31,
2018	1.00	.006		(.006)		1.00	.60		.46		.42		.62		2,416,450
2017	1.00	.000	[c]	(.000)	[c]	1.00	.04		.46		.38		.05		1,683,826
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.13		.01		1,535,017
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.07		.01		2,239,904
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.09		.01		1,863,099
Administrative Shares
Six Months Ended
July 31, 2018 (Unaudited)	1.00	.007		(.007)		1.00	.73	[a]	.31	[b]	.27	[b]	1.46	[b]	1,574,002
Year Ended January 31,
2018	1.00	.007		(.007)		1.00	.75		.31		.26		.70		1,550,026
2017	1.00	.002		(.002)		1.00	.16		.31		.25		.21		3,367,764
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.13		.01		1,892,123
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.07		.01		508,979
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.09		.01		515,103
Participant Shares
Six Months Ended
July 31, 2018 (Unaudited)	1.00	.006		(.006)		1.00	.58	[a]	.61	[b]	.57	[b]	1.17	[b]	108,311
Year Ended January 31,
2018	1.00	.004		(.004)		1.00	.45		.61		.56		.43		90,708
2017	1.00	.000	[c]	(.000)	[c]	1.00	.02		.61		.43		.02		97,423
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.62		.12		.01		48,876
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.07		.01		113,734
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.10		.01		174,370

a Not annualized.

b Annualized.

c Amount represents less than $.001 per share.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Securities Cash Management
Institutional Shares
Six Months Ended
July 31, 2018 (Unaudited)	1.00	.008		(.008)		1.00	.76	[a]	.22	[b]	.21	[b]	1.52	[b]	3,627,031
Year Ended January 31,
2018	1.00	.008		(.008)		1.00	.80		.22		.19		.79		3,764,742
2017	1.00	.002		(.002)		1.00	.22		.22		.18		.22		3,766,664
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.22		.10		.01		2,282,377
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.22		.06		.00	[d]	2,952,007
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.22		.08		.00	[d]	3,911,061
Investor Shares
Six Months Ended
July 31, 2018 (Unaudited)	1.00	.006		(.006)		1.00	.63	[a]	.47	[b]	.46	[b]	1.27	[b]	405,085
Year Ended January 31,
2018	1.00	.005		(.005)		1.00	.54		.47		.44		.57		446,933
2017	1.00	.000	[c]	(.000)	[c]	1.00	.02		.47		.38		.02		347,191
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.11		.00	[d]	580,124
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.06		.00	[d]	460,122
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.08		.00	[d]	514,728
Administrative Shares
Six Months Ended
July 31, 2018 (Unaudited)	1.00	.007		(.007)		1.00	.71	[a]	.32	[b]	.31	[b]	1.43	[b]	388,929
Year Ended January 31,
2018	1.00	.007		(.007)		1.00	.69		.32		.29		.70		449,501
2017	1.00	.001		(.001)		1.00	.10		.32		.30		.10		392,889
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.33		.12		.00	[d]	646,418
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.33		.06		.00	[d]	300,887
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.33		.08		.00	[d]	512,911
Participant Shares
Six Months Ended
July 31, 2018 (Unaudited)	1.00	.006		(.006)		1.00	.56	[a]	.62	[b]	.61	[b]	1.13	[b]	298,803
Year Ended January 31,
2018	1.00	.004		(.004)		1.00	.39		.62		.59		.39		312,013
2017	1.00	.000	[c]	(.000)	[c]	1.00	.01		.62		.39		.01		335,698
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.62		.11		.00	[d]	297,958
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.62		.06		.00	[d]	300,356
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.08		.00	[d]	213,359

a Not annualized.

b Annualized.

c Amount represents less than $.001 per share.

d Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury & Agency Cash Management
Institutional Shares
Six Months Ended July 31, 2018 (Unaudited)	1.00	.008		(.008)		1.00	.77	[a]	.21	[b]	.19	[b]	1.54	[b]	16,769,423
Year Ended January 31,
2018	1.00	.008		(.008)		1.00	.82		.21		.20		.83		17,116,541
2017	1.00	.002		(.002)		1.00	.22		.21		.18		.23		16,853,981
2016	1.00	.000	[c]	(.000)	[c]	1.00	.02		.21		.10		.02		16,300,313
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.06		.01		16,380,228
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.07		.01		15,067,833
Investor Shares
Six Months Ended July 31, 2018 (Unaudited)	1.00	.006		(.006)		1.00	.64	[a]	.46	[b]	.44	[b]	1.28	[b]	1,736,954
Year Ended January 31,
2018	1.00	.006		(.006)		1.00	.56		.46		.45		.57		2,105,370
2017	1.00	.000	[c]	(.000)	[c]	1.00	.03		.46		.37		.02		1,754,491
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.11		.01		2,404,304
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.06		.01		2,364,649
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.07		.01		2,069,648
Administrative Shares
Six Months Ended July 31, 2018 (Unaudited)	1.00	.007		(.007)		1.00	.72	[a]	.31	[b]	.29	[b]	1.44	[b]	447,198
Year Ended January 31,
2018	1.00	.007		(.007)		1.00	.72		.31		.30		.74		441,771
2017	1.00	.001		(.001)		1.00	.12		.31		.29		.12		278,799
2016	1.00	000	[c]	(.000)	[c]	1.00	.01		.31		.10		.01		365,175
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.06		.01		534,032
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.07		.01		561,598
Participant Shares
Six Months Ended July 31, 2018 (Unaudited)	1.00	.006		(.006)		1.00	.57	[a]	.61	[b]	.59	[b]	1.12	[b]	949,814
Year Ended January 31,
2018	1.00	.004		(.004)		1.00	.41		.61		.60		.36		990,662
2017	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.41		.01		1,257,301
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.11		.01		595,242
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.06		.01		654,427
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.07		.01		512,744

a Not annualized.

b Annualized.

c Amount represents less than $.001 per share.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Securities Cash Management
Institutional Shares
Six Months Ended July 31, 2018 (Unaudited) Unaudited)	1.00	.008		(.008)		1.00	.76	[a]	.21	[b]	.21	[b]	1.52	[b]	25,897,216
Year Ended January 31,
2018	1.00	.008		(.008)		1.00	.79		.21		.18		.77		27,366,026
2017	1.00	.002		(.002)		1.00	.19		.21		.18		.19		27,660,470
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.06		.01		30,851,896
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.21		.04		.00	[d]	28,812,494
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.21		.06		.00	[d]	32,447,753
Investor Shares
Six Months Ended July 31, 2018 (Unaudited)	1.00	.006		(.006)		1.00	.63	[a]	.46	[b]	.46	[b]	1.26	[b]	1,727,779
Year Ended January 31,
2018	1.00	.005		(.005)		1.00	.53		.46		.43		.54		2,104,742
2017	1.00	.000	[c]	(.000)	[c]	1.00	.02		.46		.34		.02		2,099,312
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.07		.00	[d]	4,346,185
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.04		.00	[d]	3,549,024
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.06		.00	[d]	3,354,045
Administrative Shares
Six Months Ended July 31, 2018 (Unaudited)	1.00	.007		(.007)		1.00	.71	[a]	.31	[b]	.31	[b]	1.41	[b]	2,361,652
Year Ended January 31,
2018	1.00	.007		(.007)		1.00	.68		.31		.28		.68		2,594,277
2017	1.00	.001		(.001)		1.00	.09		.31		.29		.10		2,450,740
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.07		.00	[d]	705,722
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.04		.00	[d]	683,313
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.06		.00	[d]	698,523
Participant Shares
Six Months Ended July 31, 2018 (Unaudited)	1.00	.006		(.006)		1.00	.56	[a]	.61	[b]	.61	[b]	1.11	[b]	1,838,948
Year Ended January 31,
2018	1.00	.004		(.004)		1.00	.39		.61		.58		.39		2,179,683
2017	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.36		.01		2,073,661
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.06		.00	[d]	3,234,511
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.04		.00	[d]	4,311,165
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.06		.00	[d]	3,463,773

a Not annualized.

b Annualized.

c Amount represents less than $.001 per share.

d Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)									Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Tax return of capital	Total Distributions	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Municipal Cash Management Plus
Institutional Shares
Six Months Ended July 31, 2018 (Unaudited)	1.00	.005		(.005)		-	-	1.00	.52	[a]	.46	[b]	.30	[b]	1.05	[b]	12,669
Year Ended January 31,
2018	1.00	.007		(.007)		-	-	1.00	.67		.44		.32		.75		11,018
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.58		.41		.28		.04		3,145
2016	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.01		.30		.10		.00	[d]	107,204
2015	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.29		.13		.00	[d]	61,570
2014	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.27		.20		.00	[d]	89,617
Investor Shares
Six Months Ended July 31, 2018 (Unaudited)	1.00	.004		(.004)		-	-	1.00	.40	[a]	.61	[b]	.51	[b]	.84	[b]	64,914
Year Ended January 31,
2018	1.00	.004		(.004)		-	-	1.00	.44		.59		.49		.45		214,934
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.52		.64		.45		.08		174,214
2016	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.01		.54		.10		.00	[d]	101,477
2015	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.54		.13		.00	[d]	155,166
2014	1.00	.000	[c]	(.000)	[c]	-	-	1.00	.00	[d]	.52		.19		.00	[d]	152,336

a  Not annualized.

b Annualized.

c Amount represents less than $.001 per share.

d Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free New York Municipal Cash Management
Institutional Shares
Six Months Ended
July 31, 2018 (Unaudited)	1.00	.005		(.005)		1.00	.52	[a]	.32	[b]	.32	[b]	1.05	[b]	93,483
Year Ended January 31,
2018	1.00	.006		(.006)		1.00	.60		.34		.34		.61		92,193
2017	1.00	.002		(.002)		1.00	.21		.29		.25		.16		85,203
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.28		.10		.00	[d]	184,514
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.25		.13		.00	[d]	125,650
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.26		.18		.00	[d]	141,968
Investor Shares
Six Months Ended
July 31, 2018 (Unaudited)	1.00	.004		(.004)		1.00	.39	[a]	.58	[b]	.58	[b]	.80	[b]	61,693
Year Ended January 31,
2018	1.00	.004		(.004)		1.00	.36		.57		.57		.34		79,362
2017	1.00	.001		(.001)		1.00	.06		.54		.41		.05		121,343
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.51		.11		.00	[d]	213,259
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.50		.13		.00	[d]	260,668
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.50		.18		.00	[d]	355,539

a  Not annualized.

b Annualized.

c Amount represents less than $.001 per share.

d Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Tax Exempt Cash Management
Institutional Shares
Six Months Ended
July 31, 2018 (Unaudited)	1.0000	.0054		.0000[c]	(.0054)		1.0000	.54	[a]	.27	[b]	.23	[b]	1.07	[b]	581,425
Year Ended January 31,
2018	1.0000	.0066		.0000[c]	(.0066)		1.0000	.66		.26		.26		.65		607,839
2017[d]	1.00	.0026		.0000[c]	(.0026)		1.0000	.26		.24		.21		.21		603,783
2016	1.00	.000	[e]	-	(.000)	[e]	1.00	.01		.23		.08		.00	[f]	1,555,860
2015	1.00	.000	[e]	-	(.000)	[e]	1.00	.01		.24		.10		.00	[f]	1,617,674
2014	1.00	.000	[e]	-	(.000)	[e]	1.00	.00	[f]	.24		.13		.00	[f]	1,849,687
Investor Shares
Six Months Ended
July 31, 2018 (Unaudited)	1.0000	.0042		.0000[c]	(.0042)		1.0000	.42	[a]	.50	[b]	.47	[b]	.85	[b]	36,432
Year Ended January 31,
2018	1.0000	.0042		.0000[c]	(.0042)		1.0000	.42		.50		.50		.42		37,136
2017[d]	1.00	.0008		.0000[c]	(.0008)		1.0000	.08		.48		.34		.04		40,717
2016	1.00	.000	[e]	-	(.000)	[e]	1.00	.01		.47		.08		.00	[f]	287,319
2015	1.00	.000	[e]	-	(.000)	[e]	1.00	.01		.47		.10		.00	[f]	378,285
2014	1.00	.000	[e]	-	(.000)	[e]	1.00	.00	[f]	.47		.14		.00	[f]	408,593

a Not annualized.

b Annualized.

c Amount represents less than $.0001 per share.

d Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.

e Amount represents less than $.001 per share.

f Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management are diversified funds. Dreyfus AMT-Free New York Municipal Cash Management is non-diversified. Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus AMT-Free Tax Exempt Cash Management is sole series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management seek to provide income exempt from federal income taxes and the federal alternative minimum tax. Dreyfus AMT-Free New York Municipal Cash Management seeks to provide income exempt from federal, New York state and New York city income taxes and the federal alternative minimum tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. As of July 31, 2018, each fund offered Institutional Shares, Investor Shares, Administrative Shares and Participant Shares, with the following exceptions: Dreyfus Cash Management did not offer Participant Shares. Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management did not offer Administrative and Participant Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by Service Agents receiving Rule 12b-1 fees) to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management each operate as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Securities each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund and Retail Fund to maintain a constant NAV of $1.00 per share, and each Government Fund and Retail Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that a Government Fund or Retail Fund will be able to maintain a constant NAV of $1.00 per share.

Dreyfus Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management each operate as a “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”).

Each Retail Fund and Institutional Fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors. Government Funds are not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Funds’ weekly liquid assets.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Retail and Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees (each, a “Board”).

Institutional Funds: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2018, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

At July 31, 2018, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dreyfus AMT-Free New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(d) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Securities Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended July 31, 2018, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended July 31, 2018, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended January 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to January 31, 2018.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended January 31, 2018. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At July 31, 2018, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 1—-Capital Loss Carryover
Short-Term Losses($)†
Dreyfus Government Cash Management	925,618
Dreyfus Government Securities Cash Management	212,252
Dreyfus Treasury & Agency Cash Management	1,481,672
Dreyfus Treasury Securities Cash Management	249,343
Dreyfus AMT-Free New York Municipal Cash Management	700

† Short-term capital losses can be carried forward for an unlimited period.

Table 2—Tax Character of Distributions Paid
	2018
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
Dreyfus Cash Management	-	51,824,275	-
Dreyfus Government Cash Management	-	558,056,120	-
Dreyfus Government Securities Cash Management	-	35,704,315	-
Dreyfus Treasury & Agency Cash Management	-	183,660,064	-
Dreyfus Treasury Securities Cash Management	-	255,508,259	78,283
Dreyfus AMT-Free Municipal Cash Management Plus	876,688	179	-
Dreyfus AMT-Free New York Municipal Cash Management	868,571	-	-
Dreyfus AMT-Free Tax Exempt Cash Management	4,601,485	2,338	14,914

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with Dreyfus, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. For certain funds, Dreyfus agreed to waive receipt of its fees or limit the fund’s expenses during the period ended July 31, 2018, as described below. To the extent that it is necessary for Dreyfus to waive receipt of its management fee (or reimburse the fund’s common expenses) for any share class, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by Dreyfus at any time. For Dreyfus Cash Management, for the period May 14, 2018 through July 31, 2018, Dreyfus agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of all classes of the fund by .11%. Prior to May 14, 2018, the direct expenses the classes were limited to .12%. For Dreyfus Government Cash Management, for the period March 2, 2018 through July 31, 2018, Dreyfus agreed to waive receipt of its fee and/or assume the fund’s expenses so that the direct expenses of the fund’s Institutional shares did not exceed .165%, provided, however, that the expense limitation was only implemented when the fund’s current gross one-day yield was 16.5 basis points or higher. For Dreyfus Government Securities Cash Management, for the period May 2, 2018 through July 31, 2018, Dreyfus agreed to waive receipt of its fee and/or assume the fund’s expenses so that the direct expenses of the fund’s Institutional shares did not exceed .21%, provided, however, that the expense limitation was only implemented when the fund’s current gross one-day yield was 21 basis points or higher. Prior to May 2, 2018, the direct expenses Institutional Shares were limited to .20%. For Dreyfus Treasury & Agency Cash Management, for the period May 17, 2018 through July 31, 2018, Dreyfus agreed to waive receipt of its fee and/or assume the expenses of the fund to the extent necessary to reduce the direct expenses of the fund’s Institutional shares by .04%. Prior to May 17, 2018, the direct expenses Institutional Shares were limited to levels ranging from .02% to .03%. For Dreyfus Treasury Securities Cash Management, for the period February 1, 2018 through March 1, 2018, Dreyfus agreed to waive receipt of its fee and/or assume the fund’s expenses so that the direct expenses of the fund’s Institutional shares did not exceed .20%, provided, however, that the expense limitation was only implemented when the fund’s current gross one-day yield was 20 basis points or higher. Dreyfus had agreed, from February 1, 2018 through July 31, 2018, to waive .10% of the management fee for Dreyfus AMT-Free Municipal Cash Management Plus. For Dreyfus AMT-Free Tax Exempt Cash Management, effective August 1, 2018 Dreyfus has agreed to waive receipt of its fee and/or assume the expenses of the fund to the extent necessary to reduce the direct expenses of the fund’s Institutional shares by .06%. To the extent that it is necessary for Dreyfus to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by Dreyfus at any time. Prior to August 1, 2018, the direct expenses Institutional Shares were limited to levels ranging from .07% to .08%. Table 3 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended July 31, 2018.

Table 3—Fee Waivers

Dreyfus Cash Management	$4,000,026
Dreyfus Government Cash Management	13,325,306
Dreyfus Government Securities Cash Management	261,923
Dreyfus Treasury & Agency Cash Management	1,612,512
Dreyfus Treasury Securities Cash Management	377,817
Dreyfus AMT-Free Municipal Cash Management Plus	72,961
Dreyfus AMT-Free Tax Exempt Cash Management	94,698

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Investor Shares, Administrative Shares and Participant Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares, Administrative Shares and Participant Shares, pay the Distributor at annual rates of .25%, .10% and .40%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each class, the Distributor may make payments to Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares and Participant Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor Shares and/or Participant Shares automated teller check writing privileges and, in the case of Participant Shares, automated teller machine access and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 4 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended July 31, 2018.

Table 4—Service Plan Fees

	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)
Dreyfus Cash Management	166,583	55,316	-
Dreyfus Government Cash Management	2,847,321	779,039	184,373
Dreyfus Government Securities Cash Management	534,828	195,771	567,061
Dreyfus Treasury & Agency Cash Management	2,357,333	219,575	2,036,891
Dreyfus Treasury Securities Cash Management	2,280,668	1,236,471	4,089,831
Dreyfus AMT-Free Municipal Cash Management Plus	167,375	-	-
Dreyfus AMT-Free New York Municipal Cash Management	82,921	-	-
Dreyfus AMT-Free Tax Exempt Cash Management	45,567	-	-

(c) Each fund has adopted a Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and providing reports and other information, and services

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

related to the maintenance of shareholder accounts. Dreyfus agreed to waive receipt of Shareholder Services Plan fees for Dreyfus AMT-Free Municipal Cash Management Plus. During the period ended July 31, 2018, the fees waived totaled $3,369. This waiver is voluntary, not contractual, and may be terminated at any time. Table 5 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Shareholder Services Plan during the period ended July 31, 2018.

Table 5—Shareholder Services Plan Fees

Dreyfus Cash Management	$69,267
Dreyfus Government Cash Management	373,503
Dreyfus Government Securities Cash Management	14,209
Dreyfus Treasury & Agency Cash Management	124,936
Dreyfus Treasury Securities Cash Management	139,519
Dreyfus AMT-Free Municipal Cash Management Plus	3,369
Dreyfus AMT-Free Tax Exempt Cash Management	62,118

The funds have arrangements with the transfer agent and the custodian whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits as expense offsets in the Statements of Operations.

Each fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 6 summarizes the amount each fund was charged during the period ended July 31, 2018 for cash management services, which is included in Shareholder servicing costs in the Statements of Operations. Cash management fees were offset by earnings credits, also summarized in Table 6.

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 7 summarizes the amount each fund was charged during the period ended July 31, 2018 pursuant to the custody agreement. These fees were offset by earnings credits for each relevant fund, also summarized in Table 7.

During the period ended July 31, 2018, each fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statements of Operations.

Table 8 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Table 6—Transfer Agency Agreement Fees and Cash Management Agreement Fees
	Transfer Agency Fees ($)	Dreyfus Transfer, Inc. Cash Management Fees ($)	Dreyfus Transfer, Inc. Earnings Credits ($)
Dreyfus Cash Management	11,792	320	(320)
Dreyfus Government Cash Management	12,911	786	(786)
Dreyfus Government Securities Cash Management	1,156	77	(77)
Dreyfus Treasury & Agency Cash Management	3,488	232	(232)
Dreyfus Treasury Securities Cash Management	17,980	349	(349)
Dreyfus AMT-Free Municipal Cash Management Plus	6,602	14	(14)
Dreyfus AMT-Free New York Municipal Cash Management	6,967	41	(41)
Dreyfus AMT-Free Tax Exempt Cash Management	7,380	59	(59)

Table 7—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	76,257	(3,858)
Dreyfus Government Cash Management	698,285	(698,285)
Dreyfus Government Securities Cash Management	28,281	(6,388)
Dreyfus Treasury & Agency Cash Management	194,047	(3,635)
Dreyfus Treasury Securities Cash Management	241,669	(42,248)
Dreyfus AMT-Free Municipal Cash Management Plus	3,934	(2,660)
Dreyfus AMT-Free New York Municipal Cash Management	2,679	(324)
Dreyfus AMT-Free Tax Exempt Cash Management	8,785	(3,472)

Table 8—Due to The Dreyfus Corporation and Affiliates
	Management Fees ($)	Service Plan Fees ($)	Shareholder Service Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agency Fees ($)	Less Expense Reimbursement ($)
Dreyfus Cash Management	1,176,304	32,215	-	46,926	7,374	6,810	(646,968)
Dreyfus Government Cash Management	11,582,863	665,832	-	-	7,374	4,793	(2,349,206)
Dreyfus Government Securities Cash Management	820,211	226,520	-	26,875	7,374	630	(27,257)
Dreyfus Treasury & Agency Cash Management	3,271,390	737,469	-	70,518	7,374	1,522	(654,278)
Dreyfus Treasury Securities Cash Management	5,611,034	1,243,534	-	191,355	7,374	7,265	-
Dreyfus AMT-Free Municipal Cash Management Plus	13,566	14,196	-	312	7,374	1,162	(6,784)
Dreyfus AMT-Free New York Municipal Cash Management	26,974	13,019	-	3,088	7,374	1,319	-
Dreyfus AMT-Free Tax Exempt Cash Management	112,751	7,735	-	3,138	7,374	1,416	(44,174)

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 9 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended July 31, 2018.

Table 10 summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for relevant each fund at July 31, 2018.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 9—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus AMT-Free Municipal Cash Management Plus	77,560,000	149,440,000
Dreyfus AMT-Free New York Municipal Cash Management	88,885,000	81,490,000
Dreyfus AMT-Free Tax Exempt Cash Management	379,130,000	389,765,000

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Table 10—Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Cash Management	1,019,819	(86,442)	933,377
Dreyfus AMT-Free Tax-Exempt Cash Management	11,755	(553)	11,202

INFORMATION ABOUT THE OF EACH FUND’S MANGEMENT AGREEMENT (Unaudited)

At a meeting of the funds’ Boards of Trustees (the “Board”) held on May 2, 2018, the Board considered the renewal of each fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (each, the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of each Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. For each fund, Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the funds.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to each fund and its comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons for each fund and considered the following:

For Dreyfus Cash Management, the fund’s total return performance was below the Performance Group median for all periods, except for the one-year period when it was above the median, and above the Performance Universe median for all periods;

For Dreyfus Government Cash Management, the fund’s total return performance was at or within one basis point of the Performance Group median for all periods and above the Performance Universe median for all periods;

For Dreyfus Government Securities Cash Management, the fund’s total return performance was at or within two basis points of the Performance Group median for all periods and above the Performance Universe for all periods;

For Dreyfus Treasury & Agency Cash Management, the fund’s total return performance was at or within two basis points of the Performance Group median for all periods and above the Performance Universe median for all periods;

For Dreyfus Treasury Securities Cash Management, the fund’s total return performance was at or within one basis point of the Performance Group median for all periods and above the Performance Universe median for all periods;

For Dreyfus AMT-Free Tax Exempt Cash Management, the fund’s total return performance was below the Performance Group median for all periods (within two or three basis points of the median in most periods) and below the Performance Universe median for all periods except for the ten-year period when it was above the median;

For Dreyfus AMT-Free Municipal Cash Management Plus, the fund’s total return performance was above the Performance Group and Performance Universe medians

INFORMATION ABOUT THE OF EACH FUND’S MANGEMENT AGREEMENT (Unaudited) (continued)

for all periods (ranking in the first quartile of the Performance Group and Performance Universe in all periods);

For Dreyfus AMT-Free New York Municipal Cash Management, the fund’s total return performance was above or at the Performance Group median for all periods and above the Performance Universe median for all periods (ranking in the first quartile of the Performance Universe in all periods).

For each fund, the Board also reviewed the range of actual and contractual management fees and total expenses of the fund’s Expense Group and Expense Universe funds and discussed the results of the comparisons.

For Dreyfus Cash Management, the fund’s contractual management fee was within two basis points of the Expense Group median, the fund’s actual management fee was within two basis points of the Expense Group and Expense Universe medians and the fund’s total expense ratio was above the Expense Group median and below the Expense Universe median;

For Dreyfus Government Cash Management, the fund’s contractual management fee was slightly above the Expense Group median, the fund’s actual management fee was within two basis points of the Expense Group and Expense Universe medians and the fund’s total expense ratio was within one basis point of the Expense Group median and below the Expense Universe median;

For Dreyfus Government Securities Cash Management, the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was slightly above the Expense Group and Expense Universe medians and the fund’s total expense ratio was below the Expense Group and Expense Universe medians;

For Dreyfus Treasury & Agency Cash Management, the fund’s contractual management fee was less than two basis points above the Expense Group median, the fund’s actual management fee was slightly above the Expense Group and Expense Universe medians and the fund’s total expense ratio was less than one basis point above the Expense Group median and below the Expense Universe median;

For Dreyfus Treasury Securities Cash Management, the fund’s contractual management fee was within two basis points of the Expense Group median, the fund’s actual management fee was within two basis points of the Expense Group and Expense Universe medians and the fund’s total expense ratio was below the Expense Group and Expense Universe medians;

For Dreyfus AMT-Free Tax Exempt Cash Management, the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group) and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians;

For Dreyfus AMT-Free Municipal Cash Management Plus, the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expense ratio was below the Expense Group median and above the Expense Universe median;

For Dreyfus AMT-Free New York Municipal Cash Management, the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was slightly above the Expense Group and Expense Universe medians and the fund’s total expense ratio was slightly above the Expense Group median and below the Expense Universe median.

For certain funds, the Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

For each fund, Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of each fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the fee waiver and expense reimbursement arrangement for certain funds and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under each Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for each fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the funds’ investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, the Board concluded and determined, as to each fund, as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance, except that the Board was somewhat concerned with the performance of Dreyfus Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management relative to their respective Performance Groups and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating each Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of each fund and the investment management and other services provided under the relevant Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of the relevant Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of each fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew each Agreement.

For More Information

Dreyfus Cash Management Funds

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management	DICXX	DVCXX	DSCXX
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX
Dreyfus AMT-Free Municipal Cash Management Plus	DIMXX	DVMXX
Dreyfus AMT-Free New York Municipal Cash Management	DIYXX	DVYXX
Dreyfus AMT-Free Tax Exempt Cash Management	DEIXX	DEVXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investments Division, 144 Glen Curtiss Boulevard, Uniondale, NY 11556-0144

Internet Access Dreyfus Investments Division at www.dreyfus.com
You can obtain product information and e-mail requests for information or literature

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation CMGTSA0718

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus AMT-Free New York Municipal Cash Management

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 25, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 25, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)